UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust

(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Suite 700
Santa Monica, California 90401

(Address of principal executive offices) (Zip code)

Lawrence E. Davanzo, President
1299 Ocean Avenue, Suite 700
Santa Monica, California 90401

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 451-3051

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments
Balanced Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

INVESTMENTS IN UNDERLYING FUNDS 100.07%
Wilshire Equity Fund*	7,843,453	$157,505,640
Wilshire Income Fund*	8,607,548	104,065,261

Total Investments in Underlying Funds 100.07%
(Cost $253,732,280)		261,570,901

Liabilities in Excess of Cash and Other Assets (0.07%)		(187,659)

Net Assets 100.00%		$261,383,242

* Affiliated Fund

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

COMMON STOCKS 98.94%

Aerospace & Defense 2.49%
Boeing Company (The)	65,100	$3,805,746
European Aeronautic Defense and Space Company*(a)(b)(c)	49,267	1,473,233
General Dynamics Corporation	20,500	2,194,525
Goodrich Corporation	28,200	1,079,778
Rockwell Collins, Inc.	20,000	951,800
United Technologies Corporation	32,000	3,253,120
Total		12,758,202

Air Freight & Couriers 0.09%
United Parcel Services, Inc., Class B	6,400	465,536

Auto Components 1.18%
Autoliv, Inc.(a)	23,400	1,115,010
BorgWarner, Inc.	19,800	963,864
Dana Corporation	5,900	75,461
Genuine Parts Company	7,900	343,571
Lear Corporation	30,200	1,339,672
Magna International, Inc., Class A(a)	23,100	1,545,390
Paccar, Inc.	9,000	651,510
Total		6,034,478

Banks 8.15%
Astoria Financial Corporation	15,150	383,295
Bank of America Corporation	318,100	14,028,210
Bank of Hawaii Corporation	10,200	461,652
Comerica, Inc.	16,400	903,312
First Horizon National Corporation	19,000	775,010
Huntington Bancshares, Inc.	29,200	697,880
Keycorp	61,300	1,989,185
Marshall & Ilsley Corporation	33,700	1,406,975
National City Corporation	65,300	2,187,550
North Fork Bancorporation, Inc.	44,500	1,234,430
PNC Financial Services Group, Inc.	16,100	828,828
State Street Corporation	38,000	1,661,360
SunTrust Banks, Inc.	31,694	2,284,187

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

US Bancorp	67,500	$1,945,350
Wachovia Corporation	95,751	4,874,683
Washington Mutual, Inc.	52,100	2,057,950
Wells Fargo & Company	68,600	4,102,280
Total		41,822,137

Beverages 1.89%
Coca-Cola Company (The)	106,300	4,429,521
PepsiCo, Inc.	99,400	5,271,182
Total		9,700,703

Biotechnology 0.83%
Amgen, Inc.*	48,000	2,794,080
Genzyme Corporation*	25,100	1,436,724
Total		4,230,804

Chemicals 2.05%
Air Products & Chemicals, Inc.	40,900	2,588,561
Dow Chemicals Company (The)	44,900	2,238,265
Dupont (E.I) de Nemours & Company	46,700	2,392,908
Englehard Corporation	29,800	894,894
Monsanto Company	16,600	1,070,700
PPG Industries, Inc.	18,400	1,315,968
Total		10,501,296

Commercial Services & Supplies 0.73%
Apollo Group, Inc. Class A*	6,200	459,172
First Data Corporation	67,000	2,633,770
ITT Educational Services, Inc.*	13,500	654,750
Total		3,747,692

Communication Equipment 1.69%
ADC Telecommunications, Inc.*	221,600	440,984
Cisco Systems, Inc.*	260,600	4,667,346
Corning, Inc.*	108,100	1,203,153
Nokia Oxi ADR	57,000	879,510
Nortel Networks Corporation*(a)	197,200	538,356
Tellabs, Inc.*	130,000	949,000
Total		8,678,349

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Computers & Peripherals 2.91%
Dell, Inc.*	135,100	$5,190,542
Hewlett-Packard Company	180,400	3,957,976
International Business Machines Corporation	37,300	3,408,474
Lexmark International, Inc., Class A*	5,900	471,823
Quantum Corporation*	91,200	265,392
Storage Technology Corporation*	27,800	856,240
Sun Microsystems, Inc.*	192,700	778,508
Total		14,928,955

Construction & Engineering 0.15%
NVR, Inc.*	1,000	785,000

Containers & Packing 0.46%
Owens-Illinois, Inc.*	61,500	1,546,110
Smurfit-Stone Container Corporation*	53,700	830,739
Total		2,376,849

Diversified Financials 9.56%
American Express Company	19,300	991,441
Ameritrade Holding Corporation*	50,900	519,689
CIT Group, Inc.	15,500	589,000
Citigroup, Inc.	404,981	18,199,846
Countrywide Financial Corporation	68,300	2,217,018
Fannie Mae	45,800	2,493,810
Freddie Mac	62,300	3,937,360
Franklin Resources, Inc.	31,000	2,128,150
Goldman Sachs Group, Inc.	37,000	4,069,630
JPMorgan Chase & Company	95,612	3,308,175
Lehman Brothers Holdings, Inc.	5,700	536,712
Merrill Lynch & Company, Inc.	124,300	7,035,380
Moody's Corporation	7,400	598,364
Morgan Stanley	6,700	383,575
Principal Financial Group	52,000	2,001,480
Total		49,009,630

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Diversified Telecommunication Services 2.56%
AT&T Corporation	42,100	$789,375
BellSouth Corporation	71,400	1,877,106
CenturyTel, Inc.	19,100	627,244
Deutsche Telekom AG ADR*	55,200	1,101,792
SBC Communications, Inc.	137,200	3,250,268
Sprint Corporation	111,800	2,543,450
Verizon Communications, Inc.	82,658	2,934,359
Total		13,123,594

Electric Utilities 2.32%
American Electric Power Company, Inc.	56,220	1,914,853
Consolidated Edison, Inc.	21,500	906,870
Duquesne Light Holdings, Inc.	42,200	756,224
Entergy Corporation	48,300	3,412,878
PG&E Corporation	38,900	1,326,490
PPL Corporation	24,900	1,344,351
Progress Energy, Inc.	18,200	763,490
Southern Company (The)	47,000	1,496,010
Total		11,921,166

Electrical Equipment 0.68%
Cooper Industries Ltd., Class A	31,600	1,217,760
Rockwell Automation, Inc.	21,500	2,260,032
Total		3,477,792

Electronic Equipment & Instruments 1.09%
Avnet, Inc.*	47,900	882,318
Celestica, Inc.*(a)	24,900	336,399
Flextronics International Ltd.*(a)	65,600	789,824
Ingram Micro, Inc., Class A*	66,300	1,105,221
Sanmina-SCI Corporation*	86,100	449,442
Solectron Corporation*	207,800	721,066
Tech Data Corporation*	21,400	793,084
Thermo Electron Corporation*	20,900	528,561
Total		5,605,915

Energy Equipment & Services 1.06%
Baker Hughes, Inc.	21,100	938,739
GlobalSantaFe Corporation	51,200	1,896,448
Halliburton Company	59,700	2,582,025
Total		5,417,212

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Food & Staples Retailing 0.69%
Kroger Company (The)*	35,000	$561,050
Safeway, Inc.*	58,500	1,084,005
Supervalu, Inc.	57,200	1,907,620
Total		3,552,675

Food Products 1.48%
Archer-Daniels-Midland Company	63,100	1,550,998
Fresh Del Monte Produce, Inc.(a)	24,500	747,740
Kraft Foods, Inc., Class A	37,700	1,245,985
Sara Lee Corporation	104,600	2,317,936
Unilever NV(a)	24,900	1,703,658
Total		7,566,317

Health Care Equipment & Supplies 1.13%
Bausch & Lomb, Inc.	11,100	813,630
Baxter International, Inc.	55,100	1,872,298
Medtronic, Inc.	61,200	3,118,140
Total		5,804,068

Health Care Providers & Services 1.40%
Aetna, Inc.	33,600	2,518,320
Cigna Corporation	7,200	642,960
Coventry Health Care, Inc.*	7,600	517,864
HCA, Inc.	24,200	1,296,394
Laboratory Corporation of America Holdings*	24,000	1,156,800
WellPoint, Inc.*	8,500	1,065,475
Total		7,197,813

Hotels, Restaurants & Leisure 0.97%
GTECH Holdings Corporation	30,100	708,253
McDonald's Corporation	137,500	4,281,750
Total		4,990,003

Household Durables 0.34%
Black & Decker Corporation	7,600	600,324
Newell Rubbermaid, Inc.	51,100	1,121,134
Total		1,721,458

Household Products 1.36%
Procter & Gamble Company	132,100	7,001,300

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Industrial Conglomerates 4.35%
3M Company	7,200	$616,968
General Electric Company	369,800	13,334,988
Textron, Inc.	28,400	2,119,208
Tyco International Ltd.(a)	184,400	6,232,720
Total		22,303,884

Information Technology Services 0.67%
Accenture Ltd., Class A*(a)	64,000	1,545,600
Computer Sciences Corporation*	15,400	706,090
Electronic Data Systems Corporation	57,000	1,178,190
Total		3,429,880

Insurance 6.58%
ACE Ltd.(a)	19,400	800,638
Aflac, Inc.	34,400	1,281,744
Allstate Corporation (The)	14,100	762,246
American Financial Group, Inc.	33,400	1,028,720
American International Group, Inc.	133,625	7,404,161
Chubb Corporation	43,200	3,424,464
Cincinnati Financial Corporation	18,515	807,439
Endurance Specialty Holdings Ltd.	23,500	889,240
Genworth Financial, Inc., Class A	73,100	2,011,712
Hartford Financial Services Group, Inc.	22,000	1,508,320
Lincoln National Corporation	27,400	1,236,836
Metlife, Inc.	62,900	2,459,390
MGIC Investment Corporation	3,400	209,678
PartnerRe Ltd.(a)	5,600	361,760
Prudential Financial, Inc.	29,800	1,710,520
St. Paul Travelers Companies, Inc. (The)	81,023	2,975,975
Torchmark Corporation	36,400	1,900,080
UnumProvident Corporation	49,200	837,384
W R Berkley Corporation	19,100	947,360
XL Capital Ltd., Class A(a)	16,400	1,186,868
Total		33,744,535

Internet Software & Services 0.43%
Yahoo!, Inc.*	65,500	2,220,450

Leisure Equipment & Products 0.34%
Marvel Enterprises, Inc.*	27,500	550,000

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Mattel, Inc.	33,900	$723,765
Polaris Industries, Inc.	6,600	463,518
Total		1,737,283

Machinery 1.18%
Caterpillar, Inc.	13,700	1,252,728
Eaton Corporation	20,500	1,340,700
Graco, Inc.	23,400	944,424
Ingersoll-Rand Company Ltd., Class A(a)	31,600	2,516,940
Total		6,054,792

Media 5.09%
Comcast Corporation, Class A*	101,888	3,441,777
Comcast Corporation, Special Class A*	60,700	2,027,380
Interpublic Group Companies, Inc.*	86,500	1,062,220
McGraw-Hill Companies, Inc. (The)	11,800	1,029,550
News Corporation, Class A	95,064	1,608,483
Time Warner, Inc.*	513,400	9,010,170
Viacom, Inc., Class B	159,481	5,554,723
Walt Disney Company	82,000	2,355,860
Total		26,090,163

Metals & Mining 1.36%
Alcoa, Inc.	57,200	1,738,308
IPSCO, Inc.	14,400	734,400
Phelps Dodge Corporation	10,900	1,108,857
Rio Tinto plc ADR	13,400	1,738,650
United States Steel Corporation	32,500	1,652,625
Total		6,972,840

Multiline Retail 2.39%
Federated Department Stores	55,800	3,551,112
Nordstrom, Inc.	12,700	703,326
Target Corporation	64,100	3,206,282
Wal-Mart Stores, Inc.	95,600	4,790,516
Total		12,251,236

Multi-Utilities 0.45%
National Fuel Gas Company	28,100	803,379
Sempra Energy	38,300	1,525,872
Total		2,329,251

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Oil & Gas 9.82%
Apache Corporation	16,700	$1,022,541
BP plc ADR	17,200	1,073,280
ChevronTexaco Corporation	148,876	8,680,960
ConocoPhillips	91,150	9,829,616
Exxon Mobil Corporation	324,100	19,316,360
Marathon Oil Corporation	44,600	2,092,632
Noble Energy, Inc.	24,000	1,632,480
Occidental Petroleum Corporation	73,650	5,241,670
Valero Energy Corporation	20,100	1,472,727
Total		50,362,266

Paper & Forest Products 0.59%
Georgia-Pacific Corporation	21,500	763,035
International Paper Company	35,600	1,309,724
Weyerhaeuser Company	13,700	938,450
Total		3,011,209

Pharmaceuticals 5.54%
Abbott Laboratories	84,300	3,930,066
AmerisourceBergen Corporation	7,800	446,862
Bristol-Myers Squibb Company	22,400	570,304
Eli Lilly & Company	27,200	1,417,120
GlaxoSmithKline plc ADR	25,100	1,152,592
Johnson & Johnson	79,700	5,352,652
Medco Health Solutions, Inc.*	35,100	1,739,907
Merck & Company, Inc.	85,300	2,761,161
Pfizer, Inc.	236,250	6,206,287
Schering-Plough Corporation	146,100	2,651,715
Wyeth	51,200	2,159,616
Total		28,388,282

Road & Rail 1.86%
Burlington Northern Santa Fe Corporation	62,300	3,359,839
CSX Corporation	83,600	3,481,940
Frontline Ltd.	9,300	455,700
Norfolk Southern Corporation	59,200	2,193,360
Ship Finance International Ltd.	3,255	66,077
Total		9,556,916

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Semiconductor Equipment & Products 1.43%
Agere Systems, Inc., Class A*	238,400	$340,912
Analog Devices, Inc.	40,000	1,445,600
Intel Corporation	179,900	4,179,077
Texas Instruments, Inc.	54,400	1,386,656
Total		7,352,245

Software 2.98%
Adobe Systems, Inc.	12,100	812,757
Autodesk, Inc.	13,900	413,664
Computer Associates International, Inc.	29,500	799,450
Microsoft Corporation	519,700	12,555,952
Oracle Corporation*	55,700	694,579
Total		15,276,402

Specialty Retail 2.30%
Abercrombie & Fitch Company, Class A	8,500	486,540
American Eagle Outfitters	17,000	502,350
Chico's FAS, Inc.*	17,000	480,420
Claire's Stores, Inc.	20,800	479,232
Gap, Inc. (The)	58,700	1,282,008
Home Depot, Inc.	81,700	3,124,208
Limited Brands, Inc.	58,100	1,411,830
Lowe's Companies, Inc.	41,200	2,352,108
Office Depot, Inc.*	61,200	1,357,416
Staples, Inc.	10,300	323,729
Total		11,799,841

Textiles & Apparel 0.93%
Coach, Inc.*	18,500	1,047,655
Jones Apparel Group, Inc.	21,600	723,384
Nike, Inc., Class B	10,900	908,079
VF Corporation	35,100	2,075,814
Total		4,754,932

Tobacco 2.74%
Altria Group, Inc.	189,000	12,358,710
Reynolds American, Inc.	5,000	402,950
UST, Inc.	25,100	1,297,670
Total		14,059,330

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (concluded)
Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Wireless Telecommunication Services 0.65%
Nextel Communications, Inc., Class A*	86,300	$2,452,646
Vodafone Group plc ADR	32,200	855,232
Total		3,307,878

Total Common Stocks
(Cost $458,135,888)		507,422,559

	Principal
SHORT-TERM INVESTMENTS 1.06%	Amount

Repurchase Agreements 1.06%
Repurchase Agreement dated 3/31/2005, 1.65% due 4/1/2005
with State Street Bank & Trust Company. Collateralized
by $2,565,000 of U.S. Treasury Bonds at 8.875% due
8/15/2017 and 2/15/2019; value: $3,631,869
proceeds: $3,603,571	$3,527,000	3,527,000

Repurchase Agreement dated 3/31/2005, 2.66 % due 4/1/2005
with Swiss Bank collateralized by $1,707,000 of U.S. Treasury
Bonds at 6.00% due 2/15/2026; value: $1,961,648
proceeds: $1,948,916	1,903,000	1,903,000

Total Short-Term Investments
(Cost $5,430,000)		5,430,000

Total Investments in Securities 100.00%
(Cost $463,565,888)		512,852,559

Cash and Other Assets in
Excess of Liabilities 0.00%		27,943

Net Assets 100.00%		$512,880,502

* Non-income producing security.
(a) Foreign Security traded in U.S. dollars
(b) Illiquid securities consist of the following at March 31, 2005:

	Acquisition	Acquisition
Security Description	Date	Cost	Value
	12/6/04-
European Aeronautic Defense and Space Company	2/17/05	$1,486,964	$1,473,233

(c) Fair Valued
ADR American Depository Receipt

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

LONG-TERM INVESTMENTS: 101.44%

ASSET-BACKED SECURITIES: 5.81%
Chase Insurance Trust 2004-A9 A9	3.220%	6/15/2010	$475,000	$463,260
Chesapeake Funding LLC 2003-1 A2(b)	3.106%	8/7/2015	1,100,000	1,100,000
Citibank Credit Card Issuance Trust 2000-A1 A1	6.900%	10/15/2007	425,000	432,578
Citibank Credit Card Issuance Trust 2004-A1 A1	2.550%	1/20/2009	525,000	510,853
Citibank Credit Card Master Trust I 1999-5 A	6.100%	5/15/2008	525,000	537,553
Conseco Finance Securitizations Corporation 2002-2 A-IO(g)	8.500%	3/1/2033	650,722	178,949
Discover Card Master Trust I 2001-2 A(b)	2.970%	7/15/2008	600,000	600,611
Green Tree Financial Corporation 1992-2 B	9.150%	1/15/2018	60,749	52,648
Green Tree Home Improvement Loan Trust 1995-C B2	7.600%	7/15/2020	27,838	27,872
Green Tree Recreational, Equipment & Consumer Trust 1997-D CTFS	7.250%	3/15/2029	140,683	124,321
MBNA Credit Card Master Note Trust 2003-A1 A1	3.300%	7/15/2010	510,000	496,103
MBNA Credit Card Master Note Trust 2003-A7 A7	2.650%	11/15/2010	600,000	569,375
MBNA Credit Card Master Note Trust 2004-A4 A4	2.700%	9/15/2009	525,000	510,178
Midwest Generation LLC, Series B	8.560%	1/2/2016	10,000	11,175
MSDWCC Heloc Trust (b)	3.040%	7/25/2017	89,779	89,788
Nissan Auto Receivables Owner Trust 2003-A A3	1.890%	12/15/2006	396,440	394,946
Salomon Brothers Mortgage Securities VII 2002-CIT1 A(b)	3.150%	3/25/2032	339,625	340,561
SLM Student Loan Trust 2004-9 A1(b)	2.690%	10/26/2009	500,129	500,030
Systems 2001 AT LLC(d)+	6.664%	9/15/2013	442,277	479,406
Total Asset-Backed Securities (cost $7,412,261)				7,420,207

CERTIFICATE OF DEPOSIT: 0.10%
Banks: 0.10%
State Street Bank & Trust Company (b) (cost $124,958)	2.920%	12/11/2006	125,000	124,958

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.38%
Non-Agency: 4.80%
Bank of America Alternative Loan Trust 2004-7 4A1	5.000%	8/25/2019	187,800	188,097
Bear Stearns Adjustable Rate Mortgage Trust 2004-5 2A(b)	4.037%	7/25/2034	858,216	836,203
Countrywide Alternative Loan Trust 2004-18CB 2A5(b)	3.300%	9/25/2034	311,093	311,605
Countrywide Alternative Loan Trust 2004-27CB A1	6.000%	12/25/2034	415,457	423,107
Countrywide Home Loan Mortgage Pass Through Trust 2004-13 AV4(b)	3.140%	6/25/2035	460,175	460,586
Countrywide Home Loan Mortgage Pass Through Trust 2004-29 1A1(b)	3.120%	2/25/2035	457,748	458,034
Freddie Mac Series 2927 Class BA	5.500%	10/15/2033	309,965	314,836
Impac CMB Trust 2003-10 1A1(b)	3.200%	10/25/2033	318,876	318,901
Indymac, Inc. 2003 A13 Class A1	4.750%	2/25/2019	1,444,419	1,419,141
Structured Asset Securities Corporation 2002 BC1 Class A(b)	3.130%	1/1/2032	112,294	112,400
Washington Mutual 2004-AR13 A1A+(b)	3.048%	11/25/2034	845,562	843,761
Wells Fargo Mortgage-Backed Securities Trust 2004-S A7(b)	3.542%	9/25/2034	470,000	449,896
Total				6,136,567

U.S. Government Agencies: 0.25%
Small Business Administration 2004-P10B 1	4.754%	8/10/2014	324,729	321,707

U.S. Government Sponsored Enterprises: 1.33%
Federal Home Loan Mortgage Corp. 2825 VP	5.500%	6/15/2015	257,712	262,359
Federal Home Loan Mortgage Corp. 2877 PA	5.500%	7/15/2033	186,181	188,887
Federal National Mortgage Assoc. 1999-7 AB	6.000%	3/25/2029	183,121	186,621
Federal National Mortgage Assoc. 2004-60 LB	5.000%	4/25/2034	256,466	256,379
Federal National Mortgage Assoc. 2003-46 CL	3.000%	8/25/2022	300,000	289,319
Federal National Mortgage Assoc. 2004-101 AR	5.500%	1/25/2035	190,000	192,986
Federal National Mortgage Assoc. 2004-99 AO	5.500%	1/25/2034	315,153	318,826
Total				1,695,377
Total Collateralized Mortgage Obligations (cost $8,243,361)				8,153,651

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.35%
Non-Agency: 5.35%
Asset Securitization Corporation 1997-D5 A1C	6.750%	2/14/2043	$260,000	$274,486
Asset Securitization Corporation 1997-D5 A2(b)	6.312%	2/14/2041	100,000	109,905
Bear Stearns Commercial Mortgage Securities 2004-PWR6 A6	4.825%	11/11/2041	345,000	338,618
Capital Lease Funding Securitization LP 1997-CTL1 A2+(b)	7.349%	6/22/2024	324,394	335,882
COMM 2000-C1 A2	7.416%	8/15/2033	290,000	320,798
CS First Boston Mortgage Securities Corporation 1997-C2 A3	6.550%	1/17/2035	675,000	709,120
CS First Boston Mortgage Securities Corporation 1998-C2 A2	6.300%	11/11/2030	320,000	337,771
Deutsche Mortgage & Asset Receiving Corporation 1998-C1 A2	6.538%	6/15/2031	864,352	903,912
GMAC Commercial Mortgage Securities, Inc. 1999-C3 A2	7.179%	8/15/2036	305,515	333,346
GMAC Commercial Mortgage Securities, Inc. 2000-C2 A2	7.455%	8/16/2033	280,000	312,104
GMAC Commercial Mortgage Securities, Inc. 2003-C3 A2	4.646%	4/10/2040	575,000	569,469
GS Mortgage Securities Corporation II 1998-C1 A2	6.620%	10/18/2030	400,000	423,363
GS Mortgage Securities Corporation II CTF C1 A2	6.135%	10/18/2030	468,180	488,636
LB-UBS Commercial Mortgage Trust 2000-C4 A2	7.370%	8/15/2026	270,000	300,876
LB-UBS Commercial Mortgage Trust 2003-C7 A2	4.064%	9/15/2027	180,000	176,096
LB-UBS Commercial Mortgage Trust 2004-C4 A3(b)	4.987%	6/15/2029	360,000	366,475
Morgan Stanley Capital I 2003-T11 A2	4.340%	6/13/2041	220,000	216,779
Salomon Brothers Commercial Mortgage Trust 2000-C3 A2	6.592%	12/18/2033	300,000	322,481
Total Commerical Mortgage-Backed Securities (cost $6,962,763)				6,840,117

CONVERTIBLE BOND: 0.43%
Pipelines: 0.43%
El Paso Corporation (a) (cost $492,650)	4.815%	2/28/2021	1,050,000	553,875

FOREIGN GOVERNMENT AND AGENCY SECURITIES: 4.29%
Brazilian Government International Bond(b)(d)	3.125%	4/15/2012	180,884	169,814
Brazilian Government International Bond(d)	8.000%	4/15/2014	161,549	159,934
Brazilian Government International Bond(d)	11.000%	8/17/2040	89,000	99,057
Brazilian Government International Bond(d)	12.000%	4/15/2010	130,000	152,100
Brazilian Government International Bond(d)	14.500%	10/15/2009	180,000	226,080
Brazilian Government International Bond, Series L(d)	8.000%	4/15/2014	33,424	33,090
Bulgaria Government International Bond(d)	8.250%	1/15/2015	224,000	272,384
Colombia Government International Bond(d)	9.750%	4/9/2011	142,774	157,051
Colombia Government International Bond(d)	10.500%	7/9/2010	55,000	60,500
Colombia Government International Bond(d)	11.750%	2/25/2020	80,000	95,200
Germany Government International Bond (Euro) (c)	5.250%	1/4/2011	900	1,295
Israel Government AID Bond(d)	5.500%	4/26/2024	275,000	290,508
Israel Government AID Bond(d)	5.500%	9/18/2033	125,000	133,125
Mexican Bonds (Mexican Peso)(c)	8.000%	12/24/2008	3,031,000	253,484
Mexican Bonds (Mexican Peso)(c)	9.000%	12/24/2009	1,982,000	169,674
Mexico Government International Bond(d)	8.375%	1/14/2011	425,000	483,650
Mexico Government International Bond(d)	11.500%	5/15/2026	240,000	363,000
Mexico Government International Bond(d)	11.500%	5/15/2026	120,000	181,500
Mexico Government International Bond, Series A(d)	7.500%	4/8/2033	310,000	328,600
Mexico Government International Bond, Series A(d)	8.000%	9/24/2022	25,000	28,375
New Zealand Government Bond (New Zealand Dollar) (c)	6.000%	4/15/2015	710,000	498,494
Panama Government International Bond(d)	9.375%	1/16/2023	30,000	33,600
Panama Government International Bond(d)	9.625%	2/8/2011	50,000	56,500
Panama Government International Bond(d)	10.750%	5/15/2020	60,000	74,400
Peru Government International Bond(b)(d)	5.000%	3/7/2017	185,300	173,256
Peru Government International Bond(d)	8.750%	11/21/2033	40,000	41,600
Province of Quebec(d)	5.750%	2/15/2009	75,000	78,322
Russian Government International Bond (b)(d)	5.000%	3/31/2030	850,000	870,825
Total Foreign Government And Agency Securities (cost $4,935,562)				5,485,418

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

MORTGAGE-BACKED SECURITIES: 22.09%

U.S. Government Agencies: 6.67%
Government National Mortgage Assoc. # 001828	8.000%	5/20/2022	$14,706	$15,809
Government National Mortgage Assoc. # 009277	8.250%	5/15/2006	1,724	1,764
Government National Mortgage Assoc. # 037987	11.500%	3/15/2010	1,623	1,791
Government National Mortgage Assoc. # 067223	12.000%	3/15/2014	426	477
Government National Mortgage Assoc. # 080916(b)	3.750%	5/20/2034	442,937	435,717
Government National Mortgage Assoc. # 120458	12.000%	7/15/2015	1,603	1,798
Government National Mortgage Assoc. # 121126	12.000%	3/15/2015	690	773
Government National Mortgage Assoc. # 121873	12.000%	6/15/2015	2,125	2,383
Government National Mortgage Assoc. # 123992	12.000%	3/15/2015	1,007	1,130
Government National Mortgage Assoc. # 128893	12.000%	6/15/2015	718	805
Government National Mortgage Assoc. # 205376	9.500%	8/15/2017	548	606
Government National Mortgage Assoc. # 462428	6.500%	12/15/2012	5,435	5,707
Government National Mortgage Assoc. # 468711	6.500%	2/15/2013	36,095	37,888
Government National Mortgage Assoc. # 471267	6.500%	5/15/2013	55,307	58,055
Government National Mortgage Assoc. # 473566	6.500%	5/15/2013	22,229	23,333
Government National Mortgage Assoc. # 474007	6.500%	8/15/2013	39,037	40,976
Government National Mortgage Assoc. # 480547	6.500%	2/15/2014	21,374	22,435
Government National Mortgage Assoc. # 482144	7.000%	8/15/2028	3,759	3,980
Government National Mortgage Assoc. # 490339	6.000%	2/15/2014	24,761	25,711
Government National Mortgage Assoc. # 490679	6.500%	10/15/2013	15,054	15,801
Government National Mortgage Assoc. # 496550	6.000%	3/15/2014	49,788	51,697
Government National Mortgage Assoc. # 502862	7.500%	11/15/2029	20,969	22,499
Government National Mortgage Assoc. # 505993	7.500%	10/15/2029	9,636	10,340
Government National Mortgage Assoc. # 508888	7.500%	10/15/2029	45,294	48,599
Government National Mortgage Assoc. # 530399	7.500%	6/15/2030	35,395	37,968
Government National Mortgage Assoc. # 565731	6.000%	7/15/2032	213,937	220,235
Government National Mortgage Assoc. # 604958	6.500%	1/15/2034	186,120	194,466
Government National Mortgage Assoc. # 606943	6.000%	11/15/2033	22,985	23,636
Government National Mortgage Assoc. # 614602	5.500%	7/15/2033	138,146	139,563
Government National Mortgage Assoc. # 626093	6.000%	3/15/2034	260,291	267,608
Government National Mortgage Assoc. # 781590	5.500%	4/15/2033	414,464	418,850
Government National Mortgage Assoc. TBA	5.500%	4/1/2020	200,000	201,750
Government National Mortgage Assoc. TBA	6.000%	4/1/2035	6,030,000	6,192,056
Total				8,526,206

U.S. Government Sponsored Enterprises: 15.42%
Federal Home Loan Mortgage Corp. # A12891	5.000%	8/1/2033	1,257,876	1,234,246
Federal Home Loan Mortgage Corp. # A13092	5.000%	9/1/2033	416,894	409,062
Federal Home Loan Mortgage Corp. # A13629	5.000%	9/1/2033	893,815	877,024
Federal Home Loan Mortgage Corp. # C01622	5.000%	9/1/2033	440,999	432,714
Federal Home Loan Mortgage Corp. # C01648	5.000%	10/1/2033	885,556	868,920
Federal Home Loan Mortgage Corp. # M80806	4.000%	3/1/2010	140,739	138,076
Federal Home Loan Mortgage Corp. #00329(b)	3.160%	6/15/2018	240,524	241,011
Federal Home Loan Mortgage Corp. #2531	5.000%	12/15/2017	310,000	308,149
Federal Home Loan Mortgage Corp. TBA	5.000%	4/1/2035	1,200,000	1,173,750
Federal Home Loan Mortgage Corp. TBA	5.500%	4/1/2020	300,000	306,000
Federal National Mortgage Assoc. # 001466	8.750%	2/1/2010	25,238	25,963
Federal National Mortgage Assoc. # 040741	8.000%	1/1/2017	820	888
Federal National Mortgage Assoc. # 050650	7.500%	10/1/2022	18,220	19,584
Federal National Mortgage Assoc. # 248213	7.500%	7/1/2023	8,777	9,428
Federal National Mortgage Assoc. # 250282	8.500%	3/1/2015	21,336	23,276
Federal National Mortgage Assoc. # 251818	6.000%	6/1/2018	122,605	126,440
Federal National Mortgage Assoc. # 252345	6.000%	3/1/2014	135,946	140,517
Federal National Mortgage Assoc. # 254442	5.500%	9/1/2017	470,369	479,815

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

Federal National Mortgage Assoc. # 255269	5.500%	7/1/2034	$295,560	$296,191
Federal National Mortgage Assoc. # 286320	8.000%	10/1/2014	1,830	1,974
Federal National Mortgage Assoc. # 288481	8.500%	9/1/2014	33,035	36,036
Federal National Mortgage Assoc. # 291765	8.000%	8/1/2014	23,972	25,861
Federal National Mortgage Assoc. # 291947	8.000%	8/1/2014	13,053	14,082
Federal National Mortgage Assoc. # 302622	8.500%	1/1/2015	10,728	11,702
Federal National Mortgage Assoc. # 313839	6.500%	11/1/2012	59,275	61,333
Federal National Mortgage Assoc. # 323871	7.000%	8/1/2019	38,615	40,864
Federal National Mortgage Assoc. # 440735	6.000%	12/1/2018	11,739	12,107
Federal National Mortgage Assoc. # 459795	6.500%	6/1/2029	227,578	236,950
Federal National Mortgage Assoc. # 481440	6.000%	1/1/2019	15,288	15,766
Federal National Mortgage Assoc. # 506602	6.500%	7/1/2029	104,384	108,682
Federal National Mortgage Assoc. # 511876	6.500%	8/1/2029	56,698	59,032
Federal National Mortgage Assoc. # 528068	7.500%	4/1/2030	107,406	114,936
Federal National Mortgage Assoc. # 528300	7.500%	4/1/2030	68,941	73,774
Federal National Mortgage Assoc. # 531331	7.500%	4/1/2030	20,637	22,083
Federal National Mortgage Assoc. # 532514	7.000%	4/1/2030	20,903	22,059
Federal National Mortgage Assoc. # 532701	6.500%	3/1/2030	160,233	166,832
Federal National Mortgage Assoc. # 534065	8.500%	3/1/2030	32,572	35,445
Federal National Mortgage Assoc. # 539931	7.000%	5/1/2030	50,068	52,836
Federal National Mortgage Assoc. # 545605	7.000%	5/1/2032	163,033	171,994
Federal National Mortgage Assoc. # 545968	5.500%	10/1/2017	810,561	826,839
Federal National Mortgage Assoc. # 555212	7.000%	10/1/2032	117,914	124,432
Federal National Mortgage Assoc. # 555880	5.500%	11/1/2033	579,043	580,961
Federal National Mortgage Assoc. # 612843	5.500%	1/1/2017	36,484	37,219
Federal National Mortgage Assoc. # 630962	6.500%	2/1/2032	529,816	550,847
Federal National Mortgage Assoc. # 635164	6.500%	8/1/2032	224,078	232,972
Federal National Mortgage Assoc. # 654504	5.500%	9/1/2017	117,104	119,455
Federal National Mortgage Assoc. # 670370	5.500%	9/1/2017	255,196	260,321
Federal National Mortgage Assoc. # 673488	5.500%	12/1/2017	334,868	341,592
Federal National Mortgage Assoc. # 689082	5.000%	6/1/2018	172,888	172,983
Federal National Mortgage Assoc. # 725232	5.000%	3/1/2034	1,483,994	1,455,057
Federal National Mortgage Assoc. # 747769	4.500%	10/1/2018	172,857	169,321
Federal National Mortgage Assoc. # 757050	5.500%	6/1/2034	130,139	130,417
Federal National Mortgage Assoc. # 758880	5.500%	1/1/2019	36,032	36,760
Federal National Mortgage Assoc. # 770975	5.500%	4/1/2034	336,920	337,639
Federal National Mortgage Assoc. # 773533	4.500%	4/1/2019	271,629	265,812
Federal National Mortgage Assoc. # 775495	5.500%	5/1/2034	421,589	422,489
Federal National Mortgage Assoc. # 777336	4.500%	4/1/2019	270,038	264,255
Federal National Mortgage Assoc. # 777760	5.500%	5/1/2034	656,203	657,604
Federal National Mortgage Assoc. # 783851	5.500%	7/1/2034	92,979	93,177
Federal National Mortgage Assoc. # 791220	6.500%	8/1/2034	90,913	94,389
Federal National Mortgage Assoc. TBA	4.000%	4/1/2020	100,000	95,719
Federal National Mortgage Assoc. TBA	5.000%	4/1/2020	300,000	299,719
Federal National Mortgage Assoc. TBA	5.000%	4/1/2035	800,000	782,000
Federal National Mortgage Assoc. TBA	5.500%	4/1/2035	800,000	815,000
Federal National Mortgage Assoc. TBA	5.500%	4/1/2035	700,000	700,875
Federal National Mortgage Assoc. TBA	6.000%	4/1/2020	900,000	929,250
Federal National Mortgage Assoc. TBA	6.000%	4/1/2035	200,000	204,375
Federal National Mortgage Assoc. TBA	6.500%	4/1/2035	300,000	311,250
Total				19,708,131
Total Mortgage-Backed Securities (cost $28,086,761)				28,234,337

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)

Investments			Shares	Value

PREFERRED STOCKS: 0.33%

U.S. Government Sponsored Enterprises: 0.11%
Fannie Mae rate 7.00%(b)			2,600	$143,813

Corporate Stocks: 0.22%
Aerospace/Defense: 0.06%
RC Trust I rate 7.00%			1,550	79,825

Industrial: 0.16%
General Motors Corporation, Series B			10,550	197,074
Total Corporate Stocks				276,899
Total Preferred Stocks (cost $412,662)				420,712

	Interest	Maturity	Principal
	Rate	Date	Amount
U.S. AND FOREIGN CORPORATE BONDS/NOTES: 20.84%

Electric: 0.05%
Hydro Quebec Series JL (d)	6.300%	5/11/2011	$60,000	64,885

Electronic/Gas: 2.19%
AES Corp (The)	8.750%	6/15/2008	16,000	16,920
AES Corp (The)	8.875%	2/15/2011	19,000	20,568
AES Corp (The)	9.375%	9/15/2010	97,000	106,943
AES Corp (The)	9.500%	6/1/2009	68,000	74,375
Cleveland Electric Illuminating Co. (The)	5.650%	12/15/2013	40,000	40,694
Dominion Resources, Inc.	4.125%	2/15/2008	30,000	29,659
Dominion Resources, Inc.	5.700%	9/17/2012	110,000	114,072
Dominion Resources, Inc., Series D	5.125%	12/15/2009	80,000	81,089
El Paso Corporation	7.750%	1/15/2032	30,000	28,275
El Paso Corporation	7.800%	8/1/2031	930,000	874,200
Empresa Nacional De Electric	8.350%	8/1/2013	20,000	22,420
FirstEnegy Corporation, Series A	5.500%	11/15/2006	40,000	40,679
FirstEnegy Corporation, Series B	6.450%	11/15/2011	50,000	52,752
FirstEnegy Corporation, Series C	7.375%	11/15/2031	335,000	379,455
General Electric Capital Corporation, Series A	3.600%	10/15/2008	205,000	198,928
Midwest Generation LLC	8.750%	5/1/2034	50,000	55,750
National Waterworks, Inc., Series B	10.500%	12/1/2012	10,000	11,125
Oncor Electric Delivery Co.	6.375%	1/15/2015	50,000	53,873
Orion Power Holdings, Inc.	12.000%	5/1/2010	51,000	61,965
Pacific Gas & Electric Company	6.050%	3/1/2034	120,000	123,218
Pacific Gas & Electric Company (b)	3.260%	4/3/2006	30,000	30,079
Progress Energy, Inc.	7.750%	3/1/2031	70,000	83,219
Sithe Independence Funding Corporation, Series A	9.000%	12/30/2013	10,000	11,166
Southern Natural Gas Co.	8.875%	3/15/2010	20,000	21,686
Texas Genco LLC+	6.875%	12/15/2014	20,000	20,050
Transcontinental Gas Pipe Line Corporation, Series B	8.875%	7/15/2012	25,000	29,312
TXU Corporation	6.550%	11/15/2034	30,000	28,286
TXU Corporation, Series J	6.375%	6/15/2006	10,000	10,231
TXU Corporation+	6.500%	11/15/2024	100,000	95,561
TXU Energy Company LLC	7.000%	3/15/2013	50,000	54,719
TXU Energy Company LLC+(b)	3.420%	1/17/2006	30,000	29,997
Total				2,801,266

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

Financials: 7.85%
American Express Bank FSB (b)	2.930%	11/21/2007	$275,000	$275,167
Bank of America Corporation	3.875%	1/15/2008	360,000	355,359
Bank of America Corporation	4.875%	1/15/2013	120,000	119,108
Bank of America Corporation, Series J (b)	2.960%	2/17/2009	100,000	100,128
Berkshire Hathaway Finance Corporation	3.375%	10/15/2008	150,000	144,984
Berkshire Hathaway Finance Corporation	4.125%	1/15/2010	95,000	92,684
Chase Manhattan Corporation	6.375%	2/15/2008	100,000	104,857
CIT Group, Inc.	4.000%	5/8/2008	5,000	4,910
Citigroup, Inc.	3.625%	2/9/2009	1,005,000	971,256
Citigroup, Inc.	4.125%	2/22/2010	175,000	170,162
Citigroup, Inc.	5.000%	9/15/2014	265,000	260,171
Depfa ACS Bank+(d)	3.625%	10/29/2008	150,000	147,633
DI Finance/ Dyn Corp. International+	9.500%	2/15/2013	10,000	9,712
Eksportfinans A/S (d)	3.375%	1/15/2008	240,000	234,658
EOP Operating LP	7.000%	7/15/2011	100,000	110,130
FleetBoston Financial Corporation	3.850%	2/15/2008	80,000	78,736
Ford Motor Credit Company	7.250%	10/25/2011	50,000	49,341
Ford Motor Credit Company	7.375%	10/28/2009	280,000	281,224
Forest City Enterprises, Inc.	6.500%	2/1/2017	8,000	8,080
General Electric Capital Corporation	8.850%	4/1/2005	500,000	500,000
General Electric Capital Corporation, Series A	4.125%	3/4/2008	425,000	421,828
General Electric Capital Corporation, Series A	4.375%	11/21/2011	25,000	24,410
General Electric Capital Corporation, Series A(b)	3.450%	1/15/2008	950,000	939,197
General Motors Acceptance Corporation	7.250%	3/2/2011	175,000	162,478
General Motors Acceptance Corporation(b)	4.203%	9/23/2008	100,000	91,288
Goldman Sachs Group, Inc.	6.600%	1/15/2012	290,000	313,821
Household Finance Corporation	6.375%	11/27/2012	40,000	43,249
Household Finance Corporation	6.400%	6/17/2008	325,000	342,662
Household Finance Corporation	6.500%	11/15/2008	213,000	225,764
JPMorgan Chase & Company	3.625%	5/1/2008	50,000	48,779
JPMorgan Chase & Company	5.125%	9/15/2014	75,000	73,813
JPMorgan Chase & Company	5.250%	5/30/2007	330,000	336,502
JPMorgan Chase & Company	5.350%	3/1/2007	100,000	102,020
JPMorgan Chase & Company	5.750%	1/2/2013	195,000	202,639
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	150,000	163,902
Morgan Stanley	3.625%	4/1/2008	270,000	263,666
Protective Life Secured Trust	3.700%	11/24/2008	85,000	83,409
Refco Finance Holdings LLC+	9.000%	8/1/2012	30,000	31,800
Rouse Company (The)	3.625%	3/15/2009	35,000	32,746
Rouse Company (The)	5.375%	11/26/2013	125,000	119,619
SLM Corporation	3.625%	3/17/2008	225,000	219,885
SLM Corporation (b)	4.090%	4/1/2009	220,000	217,195
SunTrust Banks, Inc.	3.625%	10/15/2007	270,000	265,284
SunTrust Banks, Inc.	4.000%	10/15/2008	65,000	64,156
Swedish Export Credit	2.875%	1/26/2007	100,000	97,935
UBS Preferred Funding Trust I(b)	8.622%	10/29/2049	25,000	29,489
UGS Corp.	10.000%	6/1/2012	20,000	22,100
US Bancorp, Series N	3.125%	3/15/2008	170,000	164,240
US Bank NA	2.870%	2/1/2007	250,000	245,040
Wellpoint, Inc.+	5.950%	12/15/2034	50,000	50,203
Wells Fargo & Company	4.000%	8/15/2008	400,000	394,083
Wells Fargo & Company	4.200%	1/15/2010	105,000	102,666
Wells Fargo & Company	5.000%	11/15/2014	75,000	74,277
XL Capital Ltd.(d)	6.375%	11/15/2024	40,000	41,759
Total				10,030,204

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

Healthcare-Products: 0.04%
Fresenius Medical Care Capital Trust II Pfd. UNIT	7.785%	2/1/2008	$460	$48,242

Industrial: 9.77%
AGCO Corporation	9.500%	5/1/2008	11,000	11,523
Albertsons, Inc.	8.000%	5/1/2031	30,000	35,317
Altria Group, Inc.	7.000%	11/4/2013	5,000	5,365
Altria Group, Inc.	7.200%	2/1/2007	240,000	251,212
Amerada Hess Corporation	7.300%	8/15/2031	165,000	186,066
Anadarko Finance Company, Series B(d)	6.750%	5/1/2011	200,000	220,139
Anadarko Finance Company, Series B(d)	7.500%	5/1/2031	30,000	36,811
AOL Time Warner, Inc.	7.700%	5/1/2032	25,000	29,680
Apache Corporation	6.250%	4/15/2012	180,000	196,339
AT&T Broadband Corporation	8.375%	3/15/2013	25,000	29,706
AT&T Wireless Services, Inc.	8.125%	5/1/2012	85,000	99,299
BE Aerospace, Inc.	8.500%	10/1/2010	30,000	32,700
Bellsouth Capital Funding	7.875%	2/15/2030	160,000	197,614
Bio Rad Laboratories, Inc.	6.125%	12/15/2014	20,000	19,600
Boeing Capital Corporation	5.800%	1/15/2013	85,000	88,974
Boston Scientific Corporation	5.450%	6/15/2014	40,000	40,779
Bristol-Myers Squibb Company	5.750%	10/1/2011	115,000	120,116
British Telecommunications plc(d)	8.875%	12/15/2030	5,000	6,662
Caesars Entertainment, Inc.	8.125%	5/15/2011	12,000	13,290
Case New Holland, Inc.	9.250%	8/1/2011	10,000	10,650
Chesapeake Energy Corporation	7.500%	9/15/2013	10,000	10,550
Chesapeake Energy Corporation	9.000%	8/15/2012	16,000	17,660
ChevronTexaco Capital Company	3.500%	9/17/2007	200,000	196,858
Columbia/HCA Healthcare Corporation	7.250%	5/20/2008	22,000	23,263
Columbia/HCA Healthcare Corporation	7.690%	6/15/2025	30,000	30,849
Comcast Corporation	6.500%	1/15/2015	345,000	369,278
Compagnie Generale de Geophysique SA(d)	10.625%	11/15/2007	5,000	5,275
Conoco Funding Company	6.350%	10/15/2011	50,000	54,493
Conoco Funding Company(d)	7.250%	10/15/2031	35,000	43,041
ConocoPhillips	4.750%	10/15/2012	400,000	397,440
ConocoPhillips Holding Company	6.950%	4/15/2029	40,000	47,681
COX Communications, Inc.	4.625%	6/1/2013	20,000	18,636
COX Communications, Inc.	7.750%	11/1/2010	15,000	16,660
CSC Holdings, Inc.	7.625%	4/1/2011	10,000	10,400
CSC Holdings, Inc.	7.875%	2/15/2018	31,000	32,860
DaimlerChrysler NA Holding Corporation	6.500%	11/15/2013	50,000	51,999
DaimlerChrysler NA Holding Corporation	7.300%	1/15/2012	135,000	147,197
Davita, Inc.	7.250%	3/15/2015	10,000	9,800
Delhaize America, Inc.	9.000%	4/15/2031	25,000	30,373
Delta Air Lines, Inc.	6.718%	7/2/2024	116,306	120,971
Devon Energy Corporation	7.950%	4/15/2032	140,000	176,512
Devon Financing Corporation ULC	7.875%	9/30/2031	80,000	99,651
Diageo Capital plc (d)	3.375%	3/20/2008	85,000	82,692
DR Horton, Inc.	5.625%	9/15/2014	40,000	37,973
DR Horton, Inc.	7.875%	8/15/2011	10,000	10,926
Eastman Kodak Company	7.250%	11/15/2013	15,000	15,681
Echostar DBS Corporation(b)	5.256%	10/1/2008	25,000	25,594
Eircom Funding (d)	8.250%	8/15/2013	50,000	54,375
EnCana Corporation(d)	6.300%	11/1/2011	90,000	97,129
Enterprise Products Operating LP	4.000%	10/15/2007	25,000	24,476
EOP Operating LP	4.750%	3/15/2014	5,000	4,689
Federated Department Stores, Inc.	6.900%	4/1/2029	25,000	26,778
FMC Corporation	10.250%	11/1/2009	12,000	13,380

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

Ford Motor Credit Company	6.875%	2/1/2006	$70,000	$70,952
Ford Motor Credit Company	7.000%	10/1/2013	5,000	4,844
Ford Motor Credit Company	7.375%	2/1/2011	60,000	59,612
Freescale Semiconductor, Inc.(b)	5.410%	7/15/2009	10,000	10,263
General Mills, Inc.	3.875%	11/30/2007	150,000	147,870
General Mills, Inc.	5.125%	2/15/2007	110,000	111,855
General Motors Acceptance Corporation	5.625%	5/15/2009	80,000	72,982
General Motors Acceptance Corporation	6.125%	9/15/2006	380,000	378,247
General Motors Acceptance Corporation	6.125%	2/1/2007	230,000	226,199
General Motors Acceptance Corporation	6.125%	8/28/2007	150,000	146,267
General Motors Acceptance Corporation	6.150%	4/5/2007	40,000	39,237
General Motors Acceptance Corporation	7.750%	1/19/2010	230,000	220,914
General Motors Corporation	8.375%	7/5/2033	110,000	124,327
General Motors Corporation	8.375%	7/15/2033	40,000	34,229
Georgia-Pacific Corporation	7.700%	6/15/2015	13,000	14,251
Georgia-Pacific Corporation	8.875%	2/1/2010	18,000	20,093
Georgia-Pacific Corporation	9.375%	2/1/2013	1,000	1,118
Georgia-Pacific Corporation	9.500%	12/1/2011	1,000	1,180
Harrah's Operating Company, Inc.	7.875%	12/15/2005	43,000	43,860
HCA, Inc.	5.500%	12/1/2009	25,000	24,720
HCA, Inc.	5.750%	3/15/2014	10,000	9,545
Horizon Lines LLC	9.000%	11/1/2012	17,000	18,105
Host Marriot LP, Series G	9.250%	10/1/2007	4,000	4,280
IMC Global, Inc.	10.875%	8/1/2013	30,000	35,850
International Paper Company	5.500%	1/15/2014	50,000	50,866
International Steel Group, Inc.	6.500%	4/15/2014	5,000	5,100
Ispat Inland ULC (d)	9.750%	4/1/2014	13,000	15,210
Kansas City Southern Railway	9.500%	10/1/2008	23,000	25,070
Kraft Foods, Inc.	6.250%	6/1/2012	60,000	64,502
Lamar Media Corporation	7.250%	1/1/2013	25,000	26,000
Liberty Media Corporation	5.700%	5/15/2013	60,000	56,552
Liberty Media Corporation(b)	4.510%	9/17/2006	280,000	283,718
Lockheed Martin Corporation	7.650%	5/1/2016	95,000	113,564
Lockheed Martin Corporation	8.500%	12/1/2029	35,000	47,424
Lyondell Chemical Company, Series A	9.625%	5/1/2007	4,000	4,290
MacDermid, Inc.	9.125%	7/15/2011	10,000	10,725
Magnachip Semiconductor SA(d)	6.260%	12/15/2011	10,000	10,250
Manor Care, Inc.	7.500%	6/15/2006	10,000	10,351
Merck & Company, Inc.	4.750%	3/1/2015	125,000	120,529
MGM Mirage	6.000%	10/1/2009	10,000	9,863
MGM Mirage	6.750%	9/1/2012	20,000	20,150
MGM Mirage	8.500%	9/15/2010	50,000	54,750
Mizuho JGB Investment LLC(b)	9.870%	12/31/2049	210,000	239,297
Mizuho Preferred Capital Company LLC(b)	8.790%	12/29/2049	360,000	399,905
Mohegan Tribal Gaming Authority	8.000%	4/1/2012	5,000	5,300
News America, Inc.+	6.200%	12/15/2034	125,000	123,596
Nextel Communications, Inc.	7.375%	8/1/2015	20,000	21,125
Norfolk Southern Corporation	6.200%	4/15/2009	90,000	94,796
Northrop Grumman Corporation	4.079%	11/16/2006	150,000	149,806
Northrop Grumman Corporation	7.750%	2/15/2031	40,000	50,561
Occidental Petroleum Corporation	8.450%	2/15/2029	25,000	33,701
OMI Corporation (d)	7.625%	12/1/2013	30,000	31,163
Omnicare, Inc., Series B	8.125%	3/15/2011	39,000	41,048
Overseas Shipholding Group	7.500%	2/15/2024	30,000	30,150
Oxford Industries, Inc.	8.875%	6/1/2011	10,000	10,600
Peabody Energy Corporation, Series B	6.875%	3/15/2013	28,000	28,840
Plains Exportation & Production Company	7.125%	6/15/2014	20,000	20,900

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

Premier Entertainment Biloxi LLC	10.750%	2/1/2012	$10,000	$10,200
Pride International, Inc.	7.375%	7/15/2014	20,000	21,200
Qwest Capital Funding, Inc.	7.250%	2/15/2011	10,000	9,325
Qwest Capital Funding, Inc.	7.750%	2/15/2031	30,000	25,350
Qwest Corporation	5.625%	11/15/2008	30,000	29,775
Raytheon Company	6.750%	8/15/2007	23,000	24,199
Raytheon Company	7.000%	11/1/2028	40,000	46,165
Readers Digest Association, Inc.	6.500%	3/1/2011	10,000	9,975
Rhodia SA(d)	10.250%	6/1/2010	10,000	10,900
Schuler Homes, Inc.	9.375%	7/15/2009	26,000	27,256
Sensus Metering Systems, Inc.	8.625%	12/15/2013	10,000	10,225
Shaw Communications, Inc.	7.200%	12/15/2011	24,000	25,620
Smithfield Foods, Inc.	7.000%	8/1/2011	10,000	10,238
Smithfield Foods, Inc., Series B	8.000%	10/15/2009	44,000	46,640
Solo Cup Company	8.500%	2/15/2014	10,000	10,000
Sprint Capital Corporation	6.000%	1/15/2007	70,000	71,958
Sprint Capital Corporation	8.375%	3/15/2012	40,000	46,748
Sprint Capital Corporation	8.750%	3/15/2032	25,000	32,434
Station Casinos, Inc.	6.000%	4/1/2012	20,000	19,850
Suburban Propane Partners LP	6.875%	12/15/2013	30,000	29,550
Sun Media Corporation (d)	7.625%	2/15/2013	10,000	10,400
Teekay Shipping Corporation	8.875%	7/15/2011	9,000	10,035
Tele-Communications-TCI Group	7.875%	8/1/2013	295,000	344,109
Tenet Healthcare Corporation	6.375%	12/1/2011	121,000	111,623
Tenet Healthcare Corporation	7.375%	2/1/2013	40,000	37,700
Tenet Healthcare Corporation	9.250%	2/1/2015	171,000	170,573
Terex Corporation	7.375%	1/15/2014	5,000	5,100
Time Warner, Inc.	6.625%	5/15/2029	165,000	173,361
Time Warner, Inc.	6.875%	5/1/2012	400,000	436,834
Toys R US, Inc.	7.375%	10/15/2018	33,000	27,555
Trimas Corporation	9.875%	6/15/2012	10,000	10,200
Tyco International Group SA (d)	6.000%	11/15/2013	220,000	230,988
Tyco International Group SA (d)	6.125%	11/1/2008	40,000	41,975
Tyco International Group SA (d)	6.375%	2/15/2006	30,000	30,529
Tyco International Group SA (d)	6.750%	2/15/2011	10,000	10,836
Tyco International Group SA (d)	7.000%	6/15/2028	418,000	474,500
Unilever Capital Corporation	7.125%	11/1/2010	55,000	61,600
Ventas Realty LP/ Ventas Capital Corporation	8.750%	5/1/2009	20,000	21,750
Ventas Realty LP/ Ventas Capital Corporation	9.000%	5/1/2012	10,000	11,350
Verizon Global Funding Corporation	4.375%	6/1/2013	35,000	33,219
Verizon Global Funding Corporation	6.875%	6/15/2012	10,000	11,015
Verizon Global Funding Corporation	7.750%	12/1/2030	100,000	120,860
Verizon New Jersey, Inc., Series A	5.875%	1/17/2012	90,000	93,344
Viacom, Inc.	5.625%	8/15/2012	30,000	30,360
Vintage Petroleum, Inc.	7.875%	5/15/2011	20,000	21,200
Vintage Petroleum, Inc.	8.250%	5/1/2012	24,000	25,980
Vodafone Group plc (d)	7.750%	2/15/2010	80,000	90,354
Walt Disney Company	6.200%	6/20/2014	25,000	26,695
Waste Management, Inc.	6.875%	5/15/2009	425,000	457,356
Waste Management, Inc.	7.375%	5/15/2029	165,000	192,068
Western Oil Sands, Inc. (d)	8.375%	5/1/2012	17,000	19,355
Weyerhaeuser Company	6.750%	3/15/2012	175,000	192,209
Williams Companies, Inc.	7.625%	7/15/2019	10,000	10,825
Williams Companies, Inc.	7.750%	6/15/2031	80,000	86,400
Williams Companies, Inc., Series A	7.500%	1/15/2031	173,000	181,650
WMX Technologies, Inc.	7.000%	10/15/2006	125,000	130,062
XTO Energy, Inc.	6.250%	4/15/2013	20,000	21,486
XTO Energy, Inc.	7.500%	4/15/2012	36,000	41,238
Total				12,491,786

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

Oil & Gas: 0.05%
EnCana Corporation (d)	6.500%	8/15/2034	$25,000	$27,354
Suncor Energy, Inc. (d)	5.950%	12/1/2034	30,000	31,347
Total				58,701

Pharmaceuticals: 0.02%
Elan Finance plc/Elan Finance Corporation +(d)	7.750%	11/15/2011	30,000	22,425

Telecommunications: 0.87%
BellSouth Corporation	4.200%	9/15/2009	75,000	73,287
BellSouth Corporation	4.750%	11/15/2012	30,000	29,295
BellSouth Corporation	6.550%	6/15/2034	25,000	26,751
British Telecommunications plc (d)	8.375%	12/15/2010	140,000	162,652
Cincinnati Bell, Inc.	7.250%	7/15/2013	20,000	19,900
Cincinnati Bell, Inc.	8.375%	1/15/2014	20,000	19,700
Deutsche Telekom International Finance BV (b)(d)	8.750%	6/15/2030	5,000	6,539
France Telecom SA(b)(d)	8.750%	3/1/2031	25,000	32,904
Intelsat Ltd. (d)	6.500%	11/1/2013	30,000	24,075
Intelsat Ltd.(b)(d)	7.794%	1/15/2012	10,000	10,150
Intelsat Ltd.(d)	8.250%	1/15/2013	5,000	5,050
Nextel Communications, Inc.	5.950%	3/15/2014	15,000	14,925
Qwest Communications International+(b)	6.544%	2/15/2009	40,000	40,300
Qwest Corporation+	7.875%	9/1/2011	85,000	87,550
Rogers Wireless Communications, Inc.(d)	6.375%	3/1/2014	20,000	19,400
SBC Communications, Inc.	4.125%	9/15/2009	50,000	48,631
SBC Communications, Inc.	5.100%	9/15/2014	80,000	77,974
SBC Communications, Inc.	6.450%	6/15/2034	50,000	52,045
Sprint Capital Corporation	4.780%	8/17/2006	160,000	160,984
Telecom Italia Capital SA(d)	5.250%	11/15/2013	35,000	34,579
Telecom Italia Capital SA+(d)	4.950%	9/30/2014	40,000	38,316
Telecom Italia Capital SA+(d)	6.000%	9/30/2034	115,000	111,358
Verizon Global Funding Corporation	7.375%	9/1/2012	10,000	11,344
Total				1,107,709
Total U.S. And Foreign Corporate Bonds/Notes (cost $26,216,294)				26,625,218

U.S. GOVERNMENT BOND/NOTES: 35.82%

U.S. Government Agencies And Sponsored: 0.13%
Entities: 0.13%
Federal Home Loan Bank	5.925%	4/9/2008	100,000	105,009
Financing Corporation(a)	6.805%	4/5/2019	130,000	63,301
Total				168,310

U.S. Government Sponsored Enterprises: 2.24%
Federal Home Loan Mortgage Corp.	2.000%	2/28/2006	475,000	467,894
Federal Home Loan Mortgage Corp.	4.500%	12/16/2010	335,000	327,973
Federal National Mortgage Assoc.	2.350%	4/5/2007	595,000	575,893
Federal National Mortgage Assoc.	2.710%	1/30/2007	975,000	953,200
Federal National Mortgage Assoc.	3.125%	3/16/2009	225,000	214,485
Federal National Mortgage Assoc.	6.000%	5/15/2011	300,000	321,184
Total				2,860,629

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Income Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

U.S. Treasury Bonds/Notes: 33.45%
U.S. Treasury Bond	5.375%	2/15/2031	$530,000	$577,638
U.S. Treasury Bond	6.125%	11/15/2027	735,000	859,060
U.S. Treasury Bond	6.750%	8/15/2026	425,000	529,241
U.S. Treasury Bond	8.000%	11/15/2021	265,000	359,862
U.S. Treasury Bond	8.125%	8/15/2019	575,000	773,577
U.S. Treasury Bond	8.500%	2/15/2020	25,000	34,786
U.S. Treasury Bond	8.750%	8/15/2020	680,000	969,638
U.S. Treasury Bond(a)-STRIPS	5.584%	11/15/2027	700,000	229,541
U.S. Treasury Bond(a)-STRIPS	5.710%	11/15/2021	890,000	390,366
U.S. Treasury Bond(a)-STRIPS	5.780%	2/15/2023	30,000	12,325
U.S. Treasury Bond(e)	0.875%	4/15/2010	764,986	748,297
U.S. Treasury Bond(e)	2.000%	7/15/2014	809,296	826,635
U.S. Treasury Bond(e)	3.375%	1/15/2007	457,353	480,132
U.S. Treasury Bond(e)	3.375%	1/15/2012	150,346	168,736
U.S. Treasury Bond(e)	3.500%	1/15/2011	876,496	979,131
U.S. Treasury Bond(e)	3.625%	4/15/2028	365,481	480,414
U.S. Treasury Bond(e)	3.875%	4/15/2029	475,575	654,030
U.S. Treasury Bond(e)	3.875%	1/15/2009	255,801	282,097
U.S. Treasury Bond(e)	4.250%	1/15/2010	215,344	245,136
U.S. Treasury Note	3.000%	12/31/2006	2,440,000	2,409,024
U.S. Treasury Note	3.125%	1/31/2007	6,250,000	6,179,200
U.S. Treasury Note	3.375%	2/15/2008	2,530,000	2,492,050
U.S. Treasury Note	3.375%	2/28/2007	3,625,000	3,598,519
U.S. Treasury Note	3.375%	10/15/2009	260,000	251,733
U.S. Treasury Note	3.500%	11/15/2009	5,150,000	5,010,389
U.S. Treasury Note	3.500%	2/15/2010	1,340,000	1,300,585
U.S. Treasury Note	3.625%	1/15/2010	70,000	68,324
U.S. Treasury Note	3.875%	3/31/2007	800,000	799,375
U.S. Treasury Note	4.000%	2/15/2015	6,500,000	6,245,077
U.S. Treasury Note	4.000%	3/15/2010	2,010,000	1,994,298
U.S. Treasury Note	4.000%	2/15/2015	1,680,000	1,614,112
U.S. Treasury Note	4.750%	5/15/2014	750,000	764,063
U.S. Treasury Note	5.000%	2/15/2011	170,000	176,568
U.S. Treasury Note	5.750%	8/15/2010	225,000	241,453
Total				42,745,412
Total U.S. Government Bonds/Notes (cost $45,939,596)				45,774,351

Total Long-Term Investments (cost $128,826,868)				129,632,844

SHORT-TERM INVESTMENTS: 8.41%

Commercial Paper: 0.12%
Deutsche Bank AG(b)	3.843%	3/15/2007	150,000	150,000

U.S. Government Agency Discount Note: 0.78%
Federal Home Loan Bank	2.400%	4/1/2005	1,000,000	1,000,000

Repurchase Agreement: 7.51%
Repurchase Agreement dated 3/31/2005, 2.80%, due 4/1/2005 with Goldman Sachs collateralized by $9,735,000 Federal Home Loan Bank at 1.20% due 4/1/2005; value: $9,795,844; proceeds: $9,600,747			9,600,000	9,600,000
Total Short-Term Investments (cost $10,750,000)				10,750,000

Total Investments in Securities 109.85% (cost $139,576,868)				140,382,844

Liabilities in Excess of Cash and Other Assets (9.85%)				(12,586,384)

Net Assets 100.00%				$127,796,460

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (concluded)
Income Fund
March 31, 2005 (Unaudited)

+
Securities exempt from registration under Rule 144A of the Securities Act of 1933. these securities may be resold in transaction exempt from registration to qualified institutional buyers. At March 31,2005, these securities amounted to $2,415,128 or 1.89%

(a)	Represents a zero coupon issue for which the rate reflects the security’s yield at March 31, 2005.
(b)	Variable rate security. The interest rate represents the rate at March 31,2005.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Foreign security denominated in U.S. dollars.
(e)	Securities with their principal amount adjusted for inflation.
(f)	Illiquid securities consist of the following at March 31, 2005.
	Security Description	Acquisition Date	Acquisition Cost	Value	Value as a % of Net Assets
	Conseco Finance Securitizations Corporation 2002-2-A-IO	6/10/2002	$237,654	$178,949	0.14%

IO	Interest Only.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
TBA
To be announced. Security on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned. The total cost of securities purchased on a forward commitment basis was $11,933,845.

UNIT	More than one class of securities traded together.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

COMMON STOCKS 97.63%

Australia 1.27%
Amcor Ltd.	23,040	$127,448
National Australia Bank Ltd.	9,151	200,534
Woodside Petroleum Ltd.	9,019	169,524
Total		497,506

Belgium 1.36%
Fortis	18,600	530,828

Brazil 0.57%
Petroleo Brasileiro SA ADR	2,790	123,262
Telecomunicacoes Brasileiras SA ADR	3,400	98,430
Total		221,692

China 0.23%
China Petroleum & Chemical Corporation ADR	2,200	89,694

Denmark 1.22%
Danske Bank A/S	9,400	272,774
Novo Nordisk A/S, Class B	3,700	206,083
Total		478,857

Finland 1.22%
M-real Oyj, Class B	22,700	134,454
Nokia Oyj	7,669	118,336
Tietoenator Oyj	3,033	103,743
UPM-Kymmene Oyj	5,402	119,886
Total		476,419

France 10.49%
Alcatel SA*	13,700	165,542
AXA	8,500	226,607
BNP Paribas	2,980	211,420
Bouygues	5,200	206,203
CapGemini SA*	4,226	147,611
Carrefour SA	4,474	237,715
Credit Agricole SA	5,250	142,862
France Telecom SA	6,239	186,591
Lafarge SA	2,306	223,579

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Sanofi-Aventis	8,240	$696,226
Schneider Electric SA	1,072	83,954
Sodexho Alliance SA	6,700	223,449
Total SA	3,013	705,601
Valeo SA	4,520	201,349
Vinci SA	1,250	180,266
Vivendi Universal SA*	8,787	269,114
Total		4,108,089

Germany 7.52%
Allianz AG	600	76,159
Bayerische Motoren Werke AG	3,800	172,710
Celesio AG	2,600	212,712
Deutsche Bank AG	1,801	155,361
Deutsche Lufthansa AG*	8,190	118,090
Deutsche Post AG	9,520	232,455
Deutsche Postbank AG*	2,413	111,051
Deutsche Telekom AG*	13,000	259,445
E.ON AG	5,000	430,531
Fresenius Medical Care AG	1,700	137,879
Heidelberger Druckmaschinen*	2,300	73,582
Infineon Technologies AG*	11,700	112,225
KarstadtQuelle AG	13,309	133,797
Medion AG	1,900	30,826
Metro AG	6,000	322,507
SAP AG	990	159,482
Volkswagen AG	4,300	204,821
Total		2,943,633

Greece 0.60%
Alpha Bank AE	1,511	51,061
Cosmote Mobile Telecommunications SA	10,500	183,980
Total		235,041

Hong Kong 2.15%
Bank of East Asia Ltd.	43,645	125,450
Cheung Kong Holdings Ltd.	14,000	123,536
China Mobile Hong Kong Ltd.	69,700	227,799
Citic Pacific Ltd.	12,100	35,327
Guangdong Investments Ltd.	302,000	89,896
Sun Hung Kai Properties Ltd.	16,500	149,331
Television Broadcasts Ltd.	18,000	90,649
Total		841,988

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Hungary 0.43%
OTP Bank Rt GDR	2,436	$167,597

Ireland 0.78%
Bank of Ireland	19,300	304,448

Israel 0.36%
Teva Pharmaceutical Industries Ltd. ADR	4,600	142,600

Italy 4.02%
Banche Popolari Unite Scrl	3,910	82,089
Benetton Group SpA	8,440	81,322
ENI SpA	16,623	432,160
Finmeccanica SpA	154,960	157,201
Mediaset SpA	19,700	283,382
UniCredito Italiano SpA	91,280	536,711
Total		1,572,865

Japan 23.07%
77 Bank Ltd. (The)	22,000	159,099
Aeon Company Ltd.	22,000	370,584
Ajinomoto Company, Inc.	11,000	134,002
Alps Electric Company Ltd.	7,200	114,226
Canon, Inc.	3,700	197,707
Credit Saison Company Ltd.	4,200	150,554
Dentsu, Inc.	41	111,802
Ebara Corporation	40,000	176,673
Fuji Heavy Industries Ltd.	29,300	142,933
Fuji Photo Film Company Ltd.	4,100	149,433
Funai Electric Company Ltd.	1,100	135,218
JS Group Corporation	4,200	76,986
Kaneka Corporation	23,000	253,657
Kao Corporation	8,000	183,618
KDDI Corporation	30	148,072
Keyence Corporation	1,000	231,024
Kuraray Company Ltd.	10,900	97,077
Lawson, Inc.	3,500	128,363
Mabuchi Motor Company Ltd.	2,500	150,035
Matsumotokiyoshi Company Ltd.	2,800	82,887
Minebea Company Ltd.	29,000	124,120
Mitsubishi Tokyo Financial Group, Inc.	14	120,605
Mitsui & Company Ltd.	27,000	248,340

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Murata Manufacturing Company Ltd.	7,900	$422,418
Nippon Express Company Ltd.	52,200	273,705
Nippon Oil Corporation	27,000	191,476
Nippon Paper Group, Inc.	41	188,968
Nippon Steel Corporation	72,000	181,436
Nippon Telegraph & Telephone Corporation	29	126,579
Nissan Motor Company Ltd.	24,000	245,252
NTT DoCoMo, Inc.	172	287,393
Omron Corporation	10,900	237,575
Rinnai Corporation	5,800	147,001
Rohm Company Ltd.	1,800	173,312
Seino Transportation Company Ltd.	14,000	137,062
Sekisui House Ltd.	13,000	138,444
Shimachu Company Ltd.	5,500	143,419
Shin-Etsu Chemical Company Ltd.	5,100	192,530
Shiseido Company Ltd.	800	10,543
Showa Shell Sekiyu KK	15,000	145,362
Skylark Company Ltd.	8,900	150,125
Sohgo Security Services Company Ltd.	4,800	69,023
Sumitomo Bakelite Company Ltd.	19,900	123,875
Sumitomo Chemical Company Ltd.	22,000	108,478
Sumitomo Mitsui Financial Group, Inc.	36	242,984
Suzuki Motor Corporation	10,500	187,419
Takeda Pharmaceutical Company Ltd.	4,100	194,942
Takefuji Corporation	5,510	370,511
TDK Corporation	950	64,812
THK Company Ltd.	9,000	181,302
Toyoda Gosei Company Ltd.	6,100	109,877
Toyota Motor Corporation	3,900	144,569
Yamaha Motor Corporation Ltd.	9,100	155,405
Total		9,032,812

Mexico 0.58%
Coca-Cola Femsa SA de CV ADR	4,900	118,433
Telefonos De Mexico SA de CV ADR	3,200	110,496
Total		228,929

Netherlands 6.59%
ABN AMRO Holding NV	5,770	143,155
Aegon NV	12,700	171,260
ASML Holding NV*	10,000	168,654
Heineken NV	5,680	196,991

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

ING Groep NV	10,400	$314,312
Koninklijke Ahold NV*	29,000	242,428
Koninklijke Philips Electronics NV	9,560	263,361
Royal Dutch Petroleum Company	10,000	599,524
Unilever NV	1,550	105,578
Wolters Kluwer NV	20,570	375,793
Total		2,581,056

New Zealand 0.11%
Carter Holt Harvey Ltd.	30,600	42,967

Portugal 0.26%
Energias de Portugal SA	36,350	101,423

Russia 0.29%
Mobile Telesystems ADR	3,200	112,608

Singapore 2.12%
DBS Group Holdings Ltd.	38,200	344,408
Singapore Press Holdings Ltd.	49,000	135,266
United Overseas Bank Ltd.	40,000	348,682
Total		828,356

South Africa 0.27%
Nedcor Ltd.	8,800	106,383

South Korea 0.59%
Korea Electric Power Corporation ADR	8,800	118,272
KT Corporation ADR	5,300	112,943
Total		231,215

Spain 2.94%
ACS Actividades Cons y Serv	6,700	165,906
Banco Bilbao Vizcaya Argentaria SA	11,800	192,109
Banco Sabadell SA	6,100	152,750
Endesa SA	11,000	247,718
Indra Sistemas SA	9,000	161,584
Repsol YPF SA	8,662	229,544
Total		1,149,611

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Sweden 2.15%
Autoliv, Inc.	4,900	$233,837
Electrolux AB, Series B	5,370	125,054
Securitas AB, Class B	8,300	132,831
Skandia Forsakrings AB	49,111	249,823
Svenska Cellulosa AB, Class B	2,630	99,371
Total		840,916

Switzerland 7.02%
Ciba Specialty Chemicals AG	3,158	204,454
Julius Baer Holding AG, Class B	62	21,542
Lonza Group AG	1,890	115,687
Nestle SA	1,878	514,867
Novartis AG	14,100	658,546
Roche Holdings AG	3,878	416,020
Swiss Reinsurance	3,070	220,048
UBS AG	5,000	422,614
Zurich Financial Services AG *	1,000	175,704
Total		2,749,482

Taiwan 0.60%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	12,991	110,164
United Microelectronics Corporation ADR *	36,600	123,342
Total		233,506

Thailand 0.56%
Advanced Info Service plc	76,000	219,530

United Kingdom 18.26%
Anglo American plc	7,200	170,607
Astrazeneca plc	5,000	197,095
Aviva plc	15,800	189,403
BAA plc	9,600	105,749
BAE Systems plc	26,900	131,851
Barclays plc	31,910	326,395
Berkeley Group Holdings plc UNIT	4,927	75,414
BHP Billiton plc	10,000	134,275

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

BOC Group plc	5,800	$111,550
Boots Group plc	16,152	190,216
BT Group plc	58,659	227,171
Bunzl plc	15,112	147,520
Centrica plc	27,530	120,042
Compass Group plc	42,000	191,498
Diageo plc	16,633	234,527
Emap plc	11,000	172,613
EMI Group plc	41,000	183,144
GKN plc	46,400	222,381
GlaxoSmithKline plc	31,976	733,035
HSBC Holdings plc	20,546	324,839
J Sainsbury plc	24,336	132,966
Legal & General Group plc	90,000	192,463
Lloyds TSB Group plc	15,900	142,990
Marconi Corporation plc *	9,000	91,641
Marks & Spencer Group plc	11,000	71,855
Rexam plc	10,800	97,108
Rio Tinto plc	5,812	187,770
Rolls-Royce Group plc	1,020,000	93,944
Royal Bank of Scotland Group plc	7,700	244,812
Scottish & Newcastle plc	29,800	259,109
Shell Transport & Trading Company plc	65,397	587,996
Standard Chartered plc	11,000	197,712
Unilever plc	24,400	241,192
Vodafone Goup plc	82,383	218,646
WPP Group plc	17,600	199,976
Total		7,149,505

Total Common Stocks		38,219,556
(cost $34,695,443)

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
International Equity Fund
March 31, 2005 (Unaudited)

Investments	Principal Amount	Value

SHORT-TERM INVESTMENT 0.62%

Repurchase Agreement 0.62%
Repurchase Agreement dated 3/31/05, 1.65%
due 4/1/05 with State Street Bank & Trust Co.
collateralized by $200,000 of U.S. Treasury Bonds
at 6.875% due by 8/15/25; value: $254,162;
proceeds: $252,453
(cost $244,000)	$244,000	$244,000

Total Investment in Securities 98.25%
(cost $34,939,443)		38,463,556

Cash and Other Assets in Excess of
Liabilities 1.75%		686,344

Net Assets 100.00%		$39,149,900

ADR American Depository Receipts
GDR Global Depository Receipts
UNIT More than one class of securities traded together
* Non-income producing security.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (concluded)
International Equity Fund
March 31, 2005 (Unaudited)

Securities presented by industry:
Aerospace & Defense	0.97%
Air Freight & Couriers	0.59%
Airlines	0.30%
Auto Components	1.96%
Automobiles	3.20%
Banks	14.89%
Beverages	2.07%
Building Products	0.20%
Chemicals	3.08%
Commercial Services & Supplies	0.89%
Communications Equipment	0.96%
Construction & Engineering	0.88%
Construction Materials	0.57%
Containers & Packaging	0.57%
Distributors	0.08%
Diversified Financial Services	3.55%
Diversified Telecommunication Services	2.87%
Electric Utilities	2.29%
Electrical Equipment	0.21%
Electronic Equipment & Instruments	2.48%
Food & Drug Retailing	2.59%
Food Products	2.54%
Gas Utilities	0.31%
Health Care Providers & Services	0.90%
Hotels, Restaurants & Leisure	1.44%
Household Durables	2.07%
Household Products	0.47%
Industrial Conglomerates	0.32%
Information Technology Consulting & Services	1.06%
Insurance	3.84%
Leisure Equipment & Products	0.38%
Machinery	1.42%
Media	4.65%
Metals & Mining	1.72%
Multiline Retail	2.30%
Office Electronics	0.50%
Oil & Gas	8.36%
Paper & Forest Products	1.50%
Personal Products	0.03%
Pharmaceuticals	7.76%
Private Placement	0.53%
Real Estate	0.90%
Repurchase Agreement	0.62%
Road & Rail	1.05%
Semiconductor Equipment & Products	2.39%
Software	0.41%
Specialty Retail	0.37%
Textiles & Apparel	0.21%
Trading Companies & Distributors	0.63%
Transportation Infrastructure	0.27%
Wireless Telecommunication Services	4.10%
Total	98.25%

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments
Short-Term Investment Fund
March 31, 2005 (Unaudited)
	Interest	Maturity	Principal
Investments	Rate	Date	Amount	Value

CORPORATE BONDS/NOTES 34.85%

Banks 3.34%
BCH Cayman Islands Ltd.	7.50%	6/15/05	$100,000	$100,837

Electric 1.34%
Consolidated Edison Company of New York	6.625%	7/1/05	40,000	40,327

Finance 16.12%
CIT Group, Inc.	7.25%	8/15/05	40,000	40,573
Countrywide Home Loan Funding Corporation	3.50%	12/19/05	50,000	49,974
FleetBoston Financial Corporation	7.25%	9/15/05	10,000	10,169
Ford Motor Credit Company	6.125%	1/9/06	45,000	45,411
General Electric Capital Corporation	8.85%	4/1/05	40,000	40,000
HSBC Finance Corporation(a)	3.12%	6/16/05	100,000	100,015
International Lease Finance Corporation(a)	3.9425%	8/1/05	100,000	100,361
John Deere Capital Corporation	3.125%	12/15/05	100,000	99,575
Total				486,078

Industrial 8.99%
AmeriTech Capital Funding Corporation	7.50%	4/1/05	20,000	20,000
Colgate-Palmolive Company	3.98%	4/29/05	100,000	100,095
Nabisco, Inc.	6.85%	6/15/05	100,000	100,642
Time Warner Companies, Inc.	7.75%	6/15/05	50,000	50,420
Total				271,157

Telecommunications 5.06%
Telefonica Europe BV	7.35%	9/15/05	100,000	101,710
Verizon Global Funding Corporation	6.75%	12/1/05	50,000	50,980
Total				152,690

Total Corporate Bonds/Notes (cost $1,052,817)				1,051,089

U.S GOVERNMENT BONDS/NOTES 56.20%

U.S. Government Agencies 9.91%
Federal Home Loan Bank	2.76%^	4/20/05	100,000	99,855
Federal Home Loan Bank	2.77%^	5/4/05	100,000	99,747
Federal Home Loan Bank	2.96%^	6/13/05	100,000	99,422
Total				299,024

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (concluded)
Short-Term Investment Fund
March 31, 2005 (Unaudited)
	Interest		Maturity	Principal
Investments	Rate		Date	Amount	Value

U.S. Government Sponsored Enterprises 43.00%
Federal Farm Credit Bank	2.70	%^	4/4/05	$50,000	$49,989
Federal Home Loan Mortgage Corp.	2.71	%^	4/5/05	100,000	99,970
Federal Home Loan Mortgage Corp.	2.65	%^	4/12/05	80,000	79,935
Federal Home Loan Mortgage Corp.	2.74	%^	4/25/05	50,000	49,909
Federal Home Loan Mortgage Corp.	2.32	%^	5/3/05	155,000	154,684
Federal Home Loan Mortgage Corp.	2.78	%^	5/10/05	45,000	44,865
Federal Home Loan Mortgage Corp.	2.25	%^	7/26/05	100,000	99,046
Federal Home Loan Mortgage Corp.	2.26	%^	8/5/05	100,000	98,926
Federal National Mortgage Assoc.	2.75	%^	4/15/05	25,000	24,973
Federal National Mortgage Assoc.	2.31	%^	4/29/05	199,000	198,646
Federal National Mortgage Assoc.	3.80	%^	5/4/05	10,000	9,965
Federal National Mortgage Assoc.	2.81	%^	5/10/05	97,000	96,706
Federal National Mortgage Assoc.	3.03	%^	6/24/05	30,000	29,801
Federal National Mortgage Assoc.	3.13	%^	8/3/05	63,000	62,332
Federal National Mortgage Assoc.	2.29	%^	8/19/05	100,000	98,806
Federal National Mortgage Assoc.	3.42	%^	9/27/05	100,000	98,350
Total					1,296,903

U.S. Treasury 3.29%
U.S. Treasury Notes	1.625%		9/30/05	100,000	99,273

Total U.S. Government Bonds/Notes (cost $1,696,542)					1,695,200

COMMERCIAL PAPER 8.28%
Barclays U.S. Funding LLC	2.77	%^	4/29/05	100,000	99,786
Dexia Delaware LLC	2.66	%^	4/18/05	150,000	149,812
Total Commercial Paper (cost $249,598)					249,598

Total Investments in Securities 99.33% (cost $2,998,957)					2,995,887

Cash and Other Assets in Excess of Liabilities 0.67%					20,362

Net Assets 100.00%					$3,016,249

^Annualized yield at date of purchase
(a) Variable rate security. The interest rate represents the rate at March 31, 2005.

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

COMMON STOCKS 96.74%

Airlines 0.59%
ExpressJet Holdings, Inc.*	26,700	$304,647

Banks 1.09%
Bank of the Ozarks, Inc.	900	28,575
Cascade Bancorp	4,075	79,096
Glacier Bancorp, Inc.	1,657	50,539
iPayment, Inc.*	1,500	63,300
Silicon Valley Bancshares*	6,000	264,360
Sterling Financial Corporation*	2,076	74,113
Total		559,983

Biotechnology 5.71%
Alkermes, Inc.*	15,100	156,738
Cell Genesys, Inc.*	32,128	145,540
Charles River Laboratories International, Inc.*	7,868	370,111
Corixa Corporation*	23,600	72,452
Cubist Pharmaceuticals, Inc.*	19,700	209,214
Dendreon Corporation*	19,700	107,365
Digene Corporation*	12,600	261,450
Exact Sciences Corporation*	35,600	127,092
Isis Pharmaceuticals, Inc.*	31,200	120,744
Kosan Biosciences, Inc.*	11,000	45,100
Medarex, Inc.*	31,700	226,021
Nabi Biopharmaceuticals*	38,100	475,488
Neose Technologies, Inc.*	12,700	32,766
OraSure Technologies, Inc.*	13,300	97,888
Telik, Inc.*	13,600	205,088
Third Wave Technologies, Inc.*	31,300	180,288
Vasogen, Inc.*(a)	16,000	64,800
Viropharma, Inc.*	14,300	33,462
Total		2,931,607

Chemicals 1.79%
Airgas, Inc.	31,100	742,979
Symyx Technologies, Inc.*	7,900	174,195
Total		917,174

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Commercial Services & Supplies 13.34%
American Ecology Corporation	2,600	$30,758
BISYS Group, Inc. (The)*	25,515	400,075
CDI Corporation	28,300	626,279
Corinthian Colleges, Inc.*	23,800	374,136
DiamondCluster International, Inc.*	37,600	605,360
Educate, Inc.*	3,500	48,545
Education Management Corporation*	4,500	125,775
Global Payments, Inc.	8,500	548,165
Heidrick & Struggles International, Inc.*	15,291	562,250
Hudson Highland Group, Inc.*	24,000	410,160
Labor Ready, Inc.*	15,749	293,719
Laureate Education, Inc.*	17,300	740,267
Navigant Consulting, Inc.*	33,000	898,590
Strayer Education, Inc.	1,700	192,644
Watson Wyatt & Company Holdings	26,900	731,680
Wright Express Corporation*	15,500	265,050
Total		6,853,453

Communications Equipment 3.33%
Adtran, Inc.	24,900	439,236
Emulex Corporation*	8,900	167,676
Harmonic, Inc.*	6,100	58,316
McData Corporation, Class A*	142,180	536,019
Polycom, Inc.*	30,100	510,195
Total		1,711,442

Computers & Peripherals 3.08%
Advanced Digital Information Corporation*	58,000	475,600
Immersion Corporation*	34,088	204,528
Iomega Corporation*	86,200	369,798
Komag, Inc.*	8,800	196,680
Pinnacle Systems, Inc.*	22,100	123,539
Western Digital Corporation*	16,700	212,925
Total		1,583,070

Construction & Engineering 0.76%
Jacobs Engineering Group, Inc.*	7,500	389,400

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Diversified Financials 2.89%
Affiliated Managers Group*	4,000	$248,120
Commercial Capital Bancorp, Inc.	16,133	328,307
E*Trade Financial Corporation*	42,700	512,400
Encore Capital Group, Inc.*	6,100	88,755
Euronet Worldwide, Inc.*	5,000	142,750
Greenhill & Company, Inc.	2,000	71,600
International Securities Exchange, Inc.*	500	13,000
United PanAm Financial Corporation*	3,900	79,521
Total		1,484,453

Electronic Equipment & Instruments 0.17%
Active Power Inc.*	9,300	30,132
Identix, Inc.*	7,400	37,370
Universal Display Corporation*	2,600	18,174
Total		85,676

Energy Equipment & Services 1.83%
Headwaters, Inc.*	4,500	147,690
Oceaneering International, Inc.*	9,200	345,000
Tetra Technologies, Inc.*	15,800	449,352
Total		942,042

Food Products 0.83%
Agrium, Inc.	23,500	428,875

Food & Staples Retailing 0.51%
Central Garden & Pet Company*	2,500	109,650
Provide Commerce, Inc.*	5,300	153,064
Total		262,714

Health Care Equipment & Supplies 7.00%
Advanced Medical Optics, Inc.*	13,500	488,835
Arthrocare Corporation*	1,300	37,050
Bruker BioSciences Corporation*	27,600	97,152
CryoLife, Inc.*	55,500	343,545
CTI Molecular Imaging, Inc.*	38,100	772,287
Digirad Corporation*	25,200	195,300
Hologic, Inc.*	22,900	729,937
Intralase Corporation*	9,600	160,704

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Noven Pharmaceuticals, Inc.*	17,400	$295,104
Transgenomic, Inc.*	28,000	15,960
Wright Medical Group, Inc.*	19,167	460,008
Total		3,595,882

Health Care Providers & Services 3.26%
Accredo Health, Inc.*	17,000	754,970
Alliance Imaging, Inc. *	7,800	74,490
Bioscrip, Inc.*	1,100	6,633
LifePoint Hospitals, Inc.*	5,000	219,200
PainCare Holdings, Inc.*	9,000	45,000
Pediatrix Medical Group, Inc.*	7,000	480,130
PSS World Medical, Inc.*	8,500	96,645
Total		1,677,068

Hotels, Restaurants & Leisure 4.68%
AFC Enterprises*	17,800	454,078
Argosy Gaming Company*	7,300	335,216
BJ's Restaurants, Inc.*	1,200	23,268
Buffalo Wild Wings, Inc.*	2,000	75,660
Orient-Express Hotels Ltd., Class A	10,700	279,270
Rare Hospitality International, Inc.*	3,000	92,640
Red Robin Gourmet Burgers, Inc.*	3,200	162,912
Scientific Games Corporation, Class A*	11,300	258,205
Texas Roadhouse, Inc., Class A*	4,700	131,976
Vail Resorts, Inc.*	23,500	593,375
Total		2,406,600

Household Durables 0.79%
Knoll, Inc.	8,100	135,108
Meritage Home Corporation*	3,100	182,652
WCI Communities, Inc.*	3,000	90,240
Total		408,000

Insurance 0.23%
Platinum Underwriters Holdings Ltd.(a)	4,000	118,800

Internet & Catalog Retail 1.11%
Blue Nile, Inc.*	4,400	121,660
J. Jill Group, Inc. (The)*	32,800	451,328
Total		572,988

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Information Technology Services 1.23%
Lionbridge Technologies, Inc.*	11,000	$62,590
Titan Corporation*	31,400	570,224
Total		632,814

Internet Software & Services 3.91%
Altiris, Inc.*	800	19,080
Corillian Corporation*	28,394	98,811
Digitas, Inc.*	77,740	785,174
Homestore, Inc.*	46,600	103,452
Jupitermedia Corporation*	9,400	145,794
LivePerson, Inc.*	11,100	29,193
Marchex, Inc. Class B*	7,700	143,528
Motive, Inc.*	10,900	109,000
SonicWALL, Inc.*	113,500	577,715
Total		2,011,747

Leisure Equipment & Products 0.36%
Marvel Enterprises, Inc.*	9,200	184,000

Machinery 1.98%
Actuant Corporation, Class A*	6,100	274,012
Bucyrus International, Inc., Class A	7,835	306,035
Flowserve Corporation*	11,300	292,331
Wabash National Corporation	5,900	143,960
Total		1,016,338

Media 4.04%
aQuantive, Inc.*	14,500	160,515
Macrovision Corporation*	6,700	152,693
Outdoor Channel Holdings, Inc.*	600	8,550
Playboy Enterprises, Inc., Class B*	32,070	413,703
Radio One, Inc., Class D*	34,100	502,975
Spanish Broadcasting System, Class A*	46,800	480,168
World Wrestling Entertainment, Inc.	29,900	358,800
Total		2,077,404

Metals & Mining 2.82%
Alpha Natural Resources, Inc.*	12,500	358,375
Massey Energy Company	15,300	612,612
Quanex Corporation	9,000	479,880
Total		1,450,867

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Multiline Retail 0.74%
99 Cents Only Stores*	29,000	$381,930

Oil & Gas 2.33%
Energy Partners Ltd.*	11,600	301,252
KCS Energy, Inc.*	25,900	397,824
Range Resources Corporation	5,100	119,136
Remington Oil & Gas Corporation*	11,974	377,420
Total		1,195,632

Pharmaceuticals 1.24%
Discovery Laboratories, Inc.*	4,900	27,587
Guilford Pharmaceuticals, Inc.*	26,300	60,490
Ista Pharmaceuticals, Inc.*	4,000	39,520
Nektar Therapeutics*	13,000	181,220
Pain Therapeutics, Inc.*	8,100	41,148
Par Pharmaceutical Companies, Inc.*	4,269	142,755
Salix Pharmaceuticals Ltd.*	3,100	51,119
Taro Pharmaceuticals Industries*(a)	2,900	91,524
Total		635,363

Real Estate Investment Trusts 0.54%
NorthStar Realty Finance Corporation*	6,500	62,920
Redwood Trust, Inc.	2,100	107,478
Saxon Capital, Inc.	6,100	104,920
Total		275,318

Road & Rail 0.51%
Werner Enterprises, Inc.	13,600	264,248

Semiconductor Equipment & Products 10.49%
Altera Corporation*	16,100	318,458
Brooks Automation, Inc.*	19,300	292,974
Cabot Microelectronics Corporation*	1,200	37,656
Credence Systems Corporation*	31,020	245,368
Cymer, Inc.*	4,400	117,788
Electroglas, Inc.*	4,600	18,170
FEI Company*	12,200	282,430
Genesis Microchip, Inc.*	22,100	319,345
Integrated Circuit Systems, Inc.*	27,800	531,536
Lattice Semiconductor Corporation*	83,900	450,543
Leadis Technology, Inc.*	3,800	22,724
Microsemi Corporation*	14,500	236,205

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

MPS Group, Inc.*	44,500	$467,695
Mykrolis Corporation*	11,800	168,740
O2Micro International Ltd.*	30,500	313,845
Pixelworks, Inc.*	40,000	326,000
PLX Technology, Inc.*	16,500	173,250
Rudolph Technologies, Inc.*	32,780	493,667
Skyworks Solutions, Inc.*	29,500	187,325
STATS ChipPAC Ltd. ADR*	14,134	93,426
Trident Microsystems, Inc.*	1,400	24,752
Triquint Semiconductor, Inc.*	59,700	201,786
Ultra Clean Holdings*	11,100	67,710
Total		5,391,393

Software 6.87%
Ascential Software Corporation*	30,900	572,577
Atari, Inc.*	9,700	30,652
Borland Software Corporation*	77,800	631,736
Cognex Corporation	1,700	42,296
Digimarc Corporation*	25,900	159,285
Epicor Software Corporation*	2,100	27,510
Jack Henry & Associates, Inc.	9,200	165,508
Lawson Software, Inc.*	24,875	146,763
Magma Design Automation, Inc.*	8,600	102,082
Mentor Graphics Corporation*	8,700	119,190
Onyx Software Corporation*	8,075	21,237
Progress Software Corporation*	18,100	474,582
Radisys Corporation*	10,100	143,016
Secure Computing Corporation*	13,000	111,410
SkillSoft plc ADR*	80,382	295,806
Take-Two Interactive Software, Inc.*	6,400	250,240
TradeStation Group, Inc.*	14,100	85,164
Verity, Inc.*	16,100	152,145
Total		3,531,199

Specialty Retail 4.44%
Christopher & Banks Corporation	5,800	102,080
Cost Plus, Inc.*	3,600	96,768
HOT Topic, Inc.*	30,050	656,592
Select Comfort Corporation*	6,000	122,640
Too, Inc.*	37,400	922,658
West Marine, Inc.*	18,000	382,680
Total		2,283,418

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (concluded)
Small Cap Growth Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Textiles & Apparel 1.93%
Phillips-Van Heusen	5,700	$151,848
Quicksilver, Inc.*	6,700	194,501
Reebok International Ltd.	7,300	323,390
Warnaco Group, Inc. (The)*	13,500	324,540
Total		994,279

Wireless Telecommunication Services 0.32%
Syniverse Holdings, Inc.*	12,000	165,600

Total Common Stocks		49,725,424
(cost $47,147,004)
	Principal
SHORT-TERM INVESTMENT 2.53%	Amount

U.S. Government Agency Discount Note 2.53%
Federal Home Loan Bank 2.55%^, due 4/1/05	$1,300,000	1,300,000
(cost $1,300,000)

Total Investments 99.27%
(cost $48,447,004)		51,025,424

Cash and Other Assets in
Excess of Liabilities 0.73%		374,215

Net Assets 100.00%		$51,399,639

* Non-income producing security.
^ Annualized yield at date of purchase.
(a) Foreign security traded in U.S. dollars.
ADR American Depository Receipts

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments
Socially Responsible Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

COMMON STOCKS 99.14%

Auto Components 2.31%
American Axle & Manufacturing Holdings, Inc.	1,400	$34,300
Autoliv, Inc.(a)	5,700	271,605
BorgWarner, Inc.	6,800	331,024
Cooper Tire & Rubber Company	8,200	150,552
Dana Corporation	10,200	130,458
General Motors Corporation	14,900	437,911
Lear Corporation	9,800	434,728
Total		1,790,578

Banks 15.44%
BB&T Corporation	6,900	269,652
Bank of America Corporation	67,600	2,981,160
Comerica, Inc.	9,700	534,276
Huntington Bancshares, Inc.	17,000	406,300
KeyCorp	19,100	619,795
Mellon Financial Corporation	17,400	496,596
National City Corporation	19,400	649,900
PNC Financial Services Group, Inc.	3,700	190,476
SunTrust Banks, Inc.	9,800	706,286
US Bancorp	45,600	1,314,192
Wachovia Corporation	34,943	1,778,948
Washington Mutual, Inc.	23,000	908,500
Wells Fargo & Company	18,700	1,118,260
Total		11,974,341

Beverages 0.82%
Coca Cola Company (The)	3,000	125,010
PepsiCo, Inc.	9,700	514,391
Total		639,401

Building Products 0.93%
Crane Company	6,800	195,772
Masco Corporation	15,050	521,783
Total		717,555

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Socially Responsible Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Chemicals 3.66%
Dow Chemical Company (The)	9,900	$493,515
Eastman Chemical Company	9,200	542,800
Hercules, Inc.*	13,100	189,819
Monsanto Company	15,000	967,500
PPG Industries, Inc.	9,000	643,680
Total		2,837,314

Communication Equipment 1.47%
ADC Telecommunications, Inc.*	99,600	198,204
Corning, Inc.*	38,550	429,061
Nortel Networks Corporation*(a)	75,700	206,661
Tellabs, Inc.*	42,100	306,909
Total		1,140,835

Computers & Peripherals 1.97%
Hewlett-Packard Company	63,000	1,382,220
Quantum Corporation*	23,600	68,676
Storage Technology Corporation*	2,500	77,000
Total		1,527,896

Construction Materials 1.07%
Martin Marietta Materials, Inc.	5,700	318,744
Vulcan Materials Company	9,000	511,470
Total		830,214

Containers & Packaging 1.16%
Smurfit-Stone Container Corporation*	24,200	374,132
Temple-Inland, Inc.	7,200	522,360
Total		896,492

Diversified Financial Services 12.69%
Citigroup, Inc.	77,366	3,476,828
Countrywide Financial Corporation	18,100	587,526
Fannie Mae	7,300	397,485
Freddie Mac	14,400	910,080
Goldman Sachs Group, Inc.	7,600	835,924
JPMorgan Chase & Company	38,100	1,318,260
Lehman Brothers Holdings, Inc.	8,600	809,776

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Socially Responsible Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Merrill Lynch & Company, Inc.	13,100	$741,460
Morgan Stanley	13,300	761,425
Total		9,838,764

Diversified Telecommunication Services 4.39%
BellSouth Corporation	6,000	157,740
SBC Communications, Inc.	25,000	592,250
Sprint Corporation	45,850	1,043,088
Verizon Communications, Inc.	45,500	1,615,250
Total		3,408,328

Electric Utilities 7.15%
Alliant Energy Corporation	13,900	372,242
Constellation Energy Group, Inc.	15,900	822,030
Edison International	20,300	704,816
Entergy Corporation	11,100	784,326
Exelon Corporation	11,000	504,790
FirstEnergy Corporation	14,600	612,470
Northeast Utilities	15,400	296,758
PPL Corporation	11,100	599,289
Wisconsin Energy Corporation	17,000	603,500
Xcel Energy, Inc.	14,200	243,956
Total		5,544,177

Electrical Equipment 1.12%
Cooper Industries, Ltd., Class A	6,000	429,120
Hubbell, Inc., Class B	8,600	439,460
Total		868,580

Electronic Equipment & Instruments 1.79%
Arrow Electronics, Inc.*	7,400	187,590
Avent, Inc.*	1,275	23,486
Ingram Micro, Inc., Class A*	21,900	365,073
Sanmina-SCI Corporation*	36,400	190,008
Solectron Corporation*	70,800	245,676
Tech Data Corporation*	9,500	352,070
Vishay Intertechnology, Inc.*	1,800	22,374
Total		1,386,277

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Socially Responsible Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Food & Staples Retailing 2.31%
Albertsons, Inc.	20,300	$419,195
Kroger Company (The)*	33,300	533,799
Safeway, Inc.*	20,600	381,718
Supervalu, Inc.	13,800	460,230
Total		1,794,942

Food Products 2.99%
ConAgra Foods, Inc.	20,700	559,314
Del Monte Foods Company*	17,500	189,875
General Mills, Inc.	11,800	579,970
Kraft Foods, Inc., Class A	15,300	505,665
Sara Lee Corporation	22,000	487,520
Total		2,322,344

Health Care Providers & Services 1.20%
HCA, Inc.	10,000	535,700
Laboratory Corporation of America Holdings*	8,200	395,240
Total		930,940

Hotels, Restaurants & Leisure 1.32%
McDonald's Corporation	32,900	1,024,506

Household Durables 0.58%
Newell Rubbermaid, Inc.	20,600	451,964

Household Products 0.81%
Kimberly-Clark Corporation	9,500	624,435

Industrial Conglomerates 0.88%
Tyco International Ltd.(a)	20,100	679,380

Information Technology Services 0.67%
Electronic Data Systems Corporation	25,000	516,750

Insurance 8.67%
ACE, Ltd.(a)	4,900	202,223
Allstate Corporation (The)	20,200	1,092,012
American International Group, Inc.	5,000	277,050

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Socially Responsible Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Chubb Corporation	7,600	$602,452
Genworth Financial, Inc., Class A	17,900	492,608
Hartford Financial Services Group, Inc.	10,300	706,168
MBIA, Inc.	1,600	83,648
MGIC Investment Corporation	6,500	400,855
Metlife, Inc.	12,850	502,435
PartnerRe Ltd.(a)	900	58,140
Prudential Financial, Inc.	9,700	556,780
St. Paul Travelers Companies, Inc. (The)	22,860	839,648
Torchmark Corporation	10,500	548,100
XL Capital Ltd., Class A(a)	5,000	361,850
		6,723,969
Leisure Equipment & Products 0.99%
Eastman Kodak Company	15,700	511,035
Mattel, Inc.	11,900	254,065
Total		765,100

Machinery 1.81%
Eaton Corporation	8,600	562,440
Ingersoll-Rand Company, Class A(a)	5,800	461,970
SPX Corporation	8,700	376,536
Total		1,400,946

Media 2.46%
Comcast Corporation, Class A*	39,200	1,324,176
Interpublic Group of Companies, Inc.*	35,500	435,940
Walt Disney Company	5,200	149,396
Total		1,909,512

Multiline Retail 1.67%
Federated Department Stores	10,400	661,856
Nordstrom, Inc.	4,600	254,748
Target Corporation	7,500	375,150
Total		1,291,754

Multi-Utilities 1.60%
El Paso Corporation	62,800	664,424
Sempra Energy	14,500	577,680
Total		1,242,104

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (continued)
Socially Responsible Fund
March 31, 2005 (Unaudited)

Investments	Shares	Value

Oil & Gas 2.04%
Ashland, Inc.	3,900	$263,133
ConocoPhillips	4,800	517,632
Marathon Oil Corporation	17,100	802,332
Total		1,583,097

Paper & Forest Products 2.06%
Georgia-Pacific Corporation	17,300	613,977
MeadWestvaco Corporation	15,500	493,210
Weyerhaeuser Company	7,200	493,200
Total		1,600,387

Pharmaceuticals 4.37%
AmerisourceBergen Corporation	4,200	240,618
Bristol-Myers Squibb Company	12,000	305,520
Johnson & Johnson	6,400	429,824
Eli Lilly & Company	7,500	390,750
Medco Health Solutions, Inc.*	14,400	713,808
Merck & Company, Inc.	24,500	793,065
Wyeth	12,200	514,596
Total		3,388,181

Road & Rail 3.06%
Burlington Northern Santa Fe Corporation	19,100	1,030,063
CSX Corporation	13,500	562,275
Norfolk Southern Corporation	21,000	778,050
Total		2,370,388

Software 1.19%
Microsoft Corporation	38,300	925,711

Specialty Retail 2.49%
Gap, Inc. (The)	17,100	373,464
Jones Apparel Group, Inc.	13,500	452,115
Limited Brands, Inc.	23,100	561,330
Office Depot, Inc.*	24,700	547,846
Total		1,934,755

Total Common Stocks
(cost $66,719,325)		76,881,917

See Notes to Schedules of Investments.

WILSHIRE VARIABLE INSURANCE TRUST

Schedule of Investments (concluded)
Socially Responsible Fund
March 31, 2005 (Unaudited)
	Principal
Investments	Amount	Value

SHORT-TERM INVESTMENT 0.85%

Repurchase Agreement 0.85%
Repurchase Agreement dated 3/31/05, 1.65% due
4/1/05 with State Street Bank & Trust Company
collateralized by $475,000 of U.S. Treasury Bonds at 8.875%
due 2/15/19; value $682,118; proceeds:$676,878
(cost $662,000)	$662,000	$662,000

Total Investments in Securities 99.99%
(cost $67,381,325)		77,543,917

Cash and other Assets
in Excess of Liabilities 0.01%		9,759

Net Assets 100.00%		$77,553,676

* Non-income producing security.
(a) Foreign securities traded in U.S. dollars.

See Notes to Schedules of Investments.

Wilshire Variable Insurance Trust
Notes to Statements of Investments
March 31, 2005 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES:

A. Security Valuation — A security listed or traded on a U.S. stock exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, the most recent bid quotation is used. Securities traded over-the counter (other than on NASDAQ) are valued at the last current sale price. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized premium or discount. Foreign securities are converted to United States dollars using exchange rates at the close of the New York Stock Exchange. Securities not valued at amortized cost or by the Board of Trustees or its delegate are valued using a quotation from an independent pricing service. In the event market quotations are not readily available, securities are valued at fair value according to the procedures established by the Board of Trustees or as determined in good faith by the Pricing Committee, or the valuation committee, as applicable, whose members are representatives of Wilshire Associates Incorporated (the Adviser), or the Trust’s Valuation Committee. Fair value is defined as the amount the owner of the security might reasonably expect to receive upon a current sale. Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Adviser, the Fund’s subadviser, or the Trust’s accounting services provider determines that a significant valuation event has occurred. Significant valuation events include, but are not limited to the following: significant events affecting the value of a Fund’s securities traded on a foreign exchange or market, one or more markets in which a Fund’s securities trade being closed or disrupted as a result of unusual or extraordinary events such as natural disasters, civil unrest or imposition of capital controls occurring between the time when a foreign exchange or market closes and when the Fund values its securities; and other market or economic events (e.g., bankruptcy filing) that would cause a Fund’s securities to experience a significant change in value. Investments in funds within the Balanced Fund are valued at their net asset value as reported by the underlying funds.

B. Securities Transactions — The Income Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Income Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Income Fund may dispose of such securities prior to settlement if a subadviser deems it appropriate to do so. The Income Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Income Fund will normally realize a capital gain or loss in connection with these transactions. When the Income Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, the Income Fund's subadvisers will maintain in a segregated account cash or liquid securities having a value (determined daily) at least equal to the amount of the Income Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, the subadvisers will hold the Portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Income Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

2. OPERATING POLICIES:

A. Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by State Street Bank and Trust Company and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy.

B. Asset Backed Securities — These securities are secured by installment loans or leases or by revolving lines of credit. They often include credit enhancements that help limit investors' exposure to the underlying credit. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

C. Collateralized Mortgage Obligations — Planned Amortization Class (PAC) — These securities have a predetermined schedule for principal repayment coupled with an enhanced degree of cash-flow certainty. A PAC security is a specific class of mortgages which usually carry the most stable cash flows and the lowest amount of prepayment risk. These securities are valued on the basis of the timing and certainty of the cash flows compared to investments with similar durations.

D. American Depository Receipts (ADR) — A certificate issued by an American bank to evidence ownership of original foreign shares. The certificate is transferable and can be traded. The original foreign stock certificate is deposited with a foreign branch or correspondent bank of the issuing American bank.

E. Foreign Currency Transactions — The books and records of the Funds are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

• market value of investment securities, other assets and other liabilities at the daily rates of exchange and

• purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

F. Forward Currency Contracts — The Funds may enter into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of assets and liabilities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the differences between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

At March 31, 2005 the Income Fund had the following open forward currency contracts:

Foreign Currency	Local Currency	Date Entered	Expiration Date	Current Value U.S. Dollar	Unrealized Appreciation/ (Depreciation)
INCOME FUND

Long Contracts:
Euro Currency	4,932,325	01/25/05	05/10/05	$6,401,612	$(49,804)
	1,643,690	02/17/05	05/10/05	2,133,415	(14,888)
					$(64,692)
Short Contracts:
Euro Currency	6,929,879	01/25/05	05/10/05	8,994,581	69,544
	81,623	03/09/05	04/26/05	105,902	3,719
	30,666	03/15/05	05/10/05	39,802	1,276
Mexican Peso	1,195,160	01/18/05	04/25/05	106,396	(1,855)
New Zealand Dollar	713,018	01/21/05	04/27/05	506,442	(3,467)
					$69,217

3. TAX DISCLOSURE

It is the Funds policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to its shareholders. No provision has been made for federal income or excise. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character to tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.

The Balanced Fund, Equity Fund, International Equity Fund, Short-Term Investment Fund, Small Cap Growth Fund, and Socially Responsible Fund intend to utilize provisions of the federal income tax laws which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2004 the capital loss carryfowards along with the related expiration dates are as follows:

	December 31,
	2008	2009	2010	2011	2012
Balanced Fund	$6,154,577	$-	$-	$-	$-
Equity Fund	47,514,075	-	42,546,430	5,637,907	-
International Equity Fund	-	4,337,950	7,076,246	-	-
Short-Term Investment Fund	-	-	-	-	586
Small Cap Growth Fund	-	11,897,109	9,619,277	-	-
Socially Responsible Fund	-	-	-	1,306,850	-

For additional information regarding the accounting policies of the Wilshire Variable Insurance Trust, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilshire Variable Insurance Trust

By (Signature and Title)*   /s/ Lawrence E. Davanzo

Lawrence E. Davanzo, President
(principal executive officer)

Date   5/20/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Lawrence E. Davanzo

Lawrence E. Davanzo, President
(principal executive officer)

Date   5/20/05

By (Signature and Title)*   /s/ Alex Chaloff

Alex Chaloff, Treasurer
(principal financial officer)

Date   5/19/05

* Print the name and title of each signing officer under his or her signature.